UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-07388

Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

1605 Main Street, Sarasota, FL 34236

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item I. Reports to Stockholders.

(a) A copy of the Tailored Shareholder Report to Stockholders for the period ended 12/31/25 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.

Institutional Class VLEIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.97%

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 6.61% during the 12 months ended December 31, 2025.

• The Fund underperformed the Russell 2000® Index due primarily to stock selection overall.

• Detracting most from the Fund’s relative results was weak stock selection in the materials, health care, information technology and financials sectors.

• Partially offsetting these detractors was the industrials sector, wherein both effective stock selection and an overweight added value. Having no holdings in energy and real estate—each among the weakest sectors in the Russell 2000® Index during the annual period—contributed positively as well.

• Among the stocks that detracted most from the Fund’s relative performance were positions in AAON, which designs, manufactures and sells HVAC equipment; SPS Commerce, a cloud-based supply chain management software provider; and RLI, a specialty insurance holding company. Each experienced a double-digit share price decline because of weaker than expected operating results.

• Among the individual stocks that contributed most positively to the Fund’s relative results were Comfort Systems USA, a provider of mechanical, electrical and plumbing building systems; Fabrinet, a provider of advanced optical packaging and precision electronics manufacturing services for original equipment manufacturers; and Medpace, a contract research organization providing full-service, physician-led clinical development for drugs, biologics and medical devices. Each of the two industrials companies enjoyed a triple-digit share price gain during the 12-month period, and Medpace saw a robust double-digit share price gain during the annual period—in each case because of stronger than expected operating results.

Total Return based on a $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$28,758
$25,047
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Value Line Small Cap Opportunities Fund Inc.-Institutional Class
Russell 2000® Index

	Value Line Small Cap Opportunities Fund Inc.-Institutional Class	Russell 2000® Index
12/15	$10,000	$10,000
01/16	$9,436	$9,121
02/16	$9,436	$9,120
03/16	$9,986	$9,848
04/16	$10,048	$10,003
05/16	$10,300	$10,228
06/16	$10,405	$10,222
07/16	$10,695	$10,832
08/16	$10,907	$11,023
09/16	$10,842	$11,146
10/16	$10,414	$10,616
11/16	$11,264	$11,800
12/16	$11,467	$12,131
01/17	$11,593	$12,179
02/17	$11,896	$12,414
03/17	$11,921	$12,430
04/17	$12,124	$12,566
05/17	$12,217	$12,311
06/17	$12,297	$12,736
07/17	$12,455	$12,831
08/17	$12,247	$12,668
09/17	$12,798	$13,458
10/17	$13,111	$13,573
11/17	$13,485	$13,964
12/17	$13,526	$13,908
01/18	$13,882	$14,271
02/18	$13,451	$13,718
03/18	$13,591	$13,896
04/18	$13,445	$14,016
05/18	$13,970	$14,867
06/18	$14,084	$14,973
07/18	$14,622	$15,234
08/18	$15,427	$15,891
09/18	$15,214	$15,509
10/18	$13,822	$13,824
11/18	$14,289	$14,044
12/18	$12,918	$12,376
01/19	$14,052	$13,768
02/19	$14,762	$14,484
03/19	$14,690	$14,181
04/19	$15,445	$14,662
05/19	$14,552	$13,522
06/19	$15,583	$14,478
07/19	$15,932	$14,561
08/19	$15,373	$13,842
09/19	$15,466	$14,130
10/19	$15,616	$14,502
11/19	$16,074	$15,099
12/19	$16,202	$15,535
01/20	$16,291	$15,037
02/20	$15,279	$13,771
03/20	$13,069	$10,779
04/20	$14,263	$12,259
05/20	$15,568	$13,057
06/20	$15,772	$13,519
07/20	$16,618	$13,893
08/20	$17,307	$14,676
09/20	$16,710	$14,185
10/20	$16,810	$14,482
11/20	$19,020	$17,152
12/20	$20,567	$18,636
01/21	$20,611	$19,573
02/21	$21,554	$20,793
03/21	$21,738	$21,002
04/21	$22,452	$21,443
05/21	$22,164	$21,487
06/21	$22,364	$21,904
07/21	$22,942	$21,113
08/21	$23,387	$21,585
09/21	$22,765	$20,949
10/21	$23,700	$21,840
11/21	$23,058	$20,930
12/21	$23,756	$21,397
01/22	$21,323	$19,337
02/22	$21,115	$19,544
03/22	$21,064	$19,787
04/22	$19,601	$17,826
05/22	$19,167	$17,853
06/22	$18,427	$16,385
07/22	$20,026	$18,095
08/22	$19,137	$17,725
09/22	$17,504	$16,026
10/22	$19,231	$17,790
11/22	$20,277	$18,206
12/22	$19,265	$17,024
01/23	$20,792	$18,684
02/23	$21,111	$18,368
03/23	$21,032	$17,491
04/23	$20,906	$17,176
05/23	$20,286	$17,017
06/23	$22,172	$18,401
07/23	$22,311	$19,526
08/23	$22,193	$18,549
09/23	$20,998	$17,457
10/23	$20,125	$16,267
11/23	$21,779	$17,739
12/23	$23,558	$19,906
01/24	$23,369	$19,132
02/24	$24,962	$20,214
03/24	$25,626	$20,938
04/24	$24,601	$19,464
05/24	$25,644	$20,440
06/24	$25,226	$20,251
07/24	$26,999	$22,309
08/24	$27,144	$21,976
09/24	$27,800	$22,129
10/24	$26,911	$21,810
11/24	$29,344	$24,202
12/24	$26,974	$22,203
01/25	$27,718	$22,785
02/25	$25,948	$21,567
03/25	$24,948	$20,099
04/25	$25,279	$19,634
05/25	$26,371	$20,683
06/25	$27,142	$21,807
07/25	$27,670	$22,185
08/25	$28,326	$23,770
09/25	$28,212	$24,510
10/25	$28,635	$24,953
11/25	$29,379	$25,193
12/25	$28,758	$25,047

The Russell 2000 Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	6.61%	6.93%	11.14%
Russell 2000® Index	12.81%	6.09%	9.62%

The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Shareholder Report - December 31, 2025

Value Line Small Cap Opportunities Fund, Inc.

Key Fund Statistics

Total Net Assets	$820,000,203
# of Portfolio Holdings	61
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$5,772,259

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

CACI International, Inc.	4.6%
RBC Bearings, Inc.	4.3%
Woodward, Inc.	4.2%
Watts Water Technologies, Inc.	3.9%
Comfort Systems USA, Inc.	3.7%
Fabrinet	3.5%
Federal Signal Corp.	3.5%
Ensign Group, Inc.	3.4%
Applied Industrial Technologies, Inc.	3.2%
ExlService Holdings, Inc.	3.0%

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	94.8%
Cash & Other Assets - Net	5.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Utilities	0.6%
Materials	1.8%
Consumer Staples	3.1%
Financials	7.6%
Consumer Discretionary	8.1%
Healthcare	8.8%
Information Technology	13.1%
Industrials	56.9%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please scan the QR code, visit www.vlfunds.com, email investorservices@vlfunds.com, or call us at 800-243-2729.

Value Line Small Cap Opportunities Fund, Inc.

Annual Shareholder Report

December 31, 2025

Value Line Small Cap Opportunities Fund, Inc.

Investor Class VLEOX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.21%

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 6.35% during the 12 months ended December 31, 2025.

• The Fund underperformed the Russell 2000® Index due primarily to stock selection overall.

• Detracting most from the Fund’s relative results was weak stock selection in the materials, health care, information technology and financials sectors.

• Partially offsetting these detractors was the industrials sector, wherein both effective stock selection and an overweight added value. Having no holdings in energy and real estate—each among the weakest sectors in the Russell 2000® Index during the annual period—contributed positively as well.

• Among the stocks that detracted most from the Fund’s relative performance were positions in AAON, which designs, manufactures and sells HVAC equipment; SPS Commerce, a cloud-based supply chain management software provider; and RLI, a specialty insurance holding company. Each experienced a double-digit share price decline because of weaker than expected operating results.

• Among the individual stocks that contributed most positively to the Fund’s relative results were Comfort Systems USA, a provider of mechanical, electrical and plumbing building systems; Fabrinet, a provider of advanced optical packaging and precision electronics manufacturing services for original equipment manufacturers; and Medpace, a contract research organization providing full-service, physician-led clinical development for drugs, biologics and medical devices. Each of the two industrials companies enjoyed a triple-digit share price gain during the 12-month period, and Medpace saw a robust double-digit share price gain during the annual period—in each case because of stronger than expected operating results.

Total Return based on a $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$28,048
$25,047
Value Line Small Cap Opportunities Fund Inc.-Investor Class
Russell 2000® Index

	Value Line Small Cap Opportunities Fund Inc.-Investor Class	Russell 2000® Index
12/15	$10,000	$10,000
01/16	$9,438	$9,121
02/16	$9,431	$9,120
03/16	$9,979	$9,848
04/16	$10,038	$10,003
05/16	$10,286	$10,228
06/16	$10,388	$10,222
07/16	$10,679	$10,832
08/16	$10,888	$11,023
09/16	$10,821	$11,146
10/16	$10,390	$10,616
11/16	$11,236	$11,800
12/16	$11,437	$12,131
01/17	$11,560	$12,179
02/17	$11,861	$12,414
03/17	$11,883	$12,430
04/17	$12,084	$12,566
05/17	$12,169	$12,311
06/17	$12,247	$12,736
07/17	$12,402	$12,831
08/17	$12,192	$12,668
09/17	$12,741	$13,458
10/17	$13,049	$13,573
11/17	$13,416	$13,964
12/17	$13,454	$13,908
01/18	$13,808	$14,271
02/18	$13,374	$13,718
03/18	$13,511	$13,896
04/18	$13,363	$14,016
05/18	$13,880	$14,867
06/18	$13,992	$14,973
07/18	$14,522	$15,234
08/18	$15,320	$15,891
09/18	$15,104	$15,509
10/18	$13,719	$13,824
11/18	$14,182	$14,044
12/18	$12,817	$12,376
01/19	$13,941	$13,768
02/19	$14,641	$14,484
03/19	$14,566	$14,181
04/19	$15,313	$14,662
05/19	$14,424	$13,522
06/19	$15,443	$14,478
07/19	$15,784	$14,561
08/19	$15,229	$13,842
09/19	$15,316	$14,130
10/19	$15,464	$14,502
11/19	$15,913	$15,099
12/19	$16,039	$15,535
01/20	$16,121	$15,037
02/20	$15,115	$13,771
03/20	$12,928	$10,779
04/20	$14,109	$12,259
05/20	$15,395	$13,057
06/20	$15,592	$13,519
07/20	$16,423	$13,893
08/20	$17,105	$14,676
09/20	$16,509	$14,185
10/20	$16,606	$14,482
11/20	$18,782	$17,152
12/20	$20,306	$18,636
01/21	$20,347	$19,573
02/21	$21,272	$20,793
03/21	$21,449	$21,002
04/21	$22,152	$21,443
05/21	$21,861	$21,487
06/21	$22,055	$21,904
07/21	$22,616	$21,113
08/21	$23,052	$21,585
09/21	$22,438	$20,949
10/21	$23,351	$21,840
11/21	$22,713	$20,930
12/21	$23,395	$21,397
01/22	$20,999	$19,337
02/22	$20,789	$19,544
03/22	$20,733	$19,787
04/22	$19,288	$17,826
05/22	$18,860	$17,853
06/22	$18,126	$16,385
07/22	$19,696	$18,095
08/22	$18,817	$17,725
09/22	$17,205	$16,026
10/22	$18,898	$17,790
11/22	$19,923	$18,206
12/22	$18,924	$17,024
01/23	$20,425	$18,684
02/23	$20,729	$18,368
03/23	$20,650	$17,491
04/23	$20,522	$17,176
05/23	$19,910	$17,017
06/23	$21,754	$18,401
07/23	$21,886	$19,526
08/23	$21,768	$18,549
09/23	$20,592	$17,457
10/23	$19,730	$16,267
11/23	$21,345	$17,739
12/23	$23,087	$19,906
01/24	$22,896	$19,132
02/24	$24,450	$20,214
03/24	$25,098	$20,938
04/24	$24,086	$19,464
05/24	$25,102	$20,440
06/24	$24,689	$20,251
07/24	$26,416	$22,309
08/24	$26,558	$21,976
09/24	$27,193	$22,129
10/24	$26,318	$21,810
11/24	$28,693	$24,202
12/24	$26,373	$22,203
01/25	$27,098	$22,785
02/25	$25,360	$21,567
03/25	$24,378	$20,099
04/25	$24,698	$19,634
05/25	$25,760	$20,683
06/25	$26,502	$21,807
07/25	$27,013	$22,185
08/25	$27,644	$23,770
09/25	$27,533	$24,510
10/25	$27,937	$24,953
11/25	$28,657	$25,193
12/25	$28,048	$25,047

The Russell 2000 Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Class	6.35%	6.67%	10.86%
Russell 2000® Index	12.81%	6.09%	9.62%

The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Shareholder Report - December 31, 2025

Value Line Small Cap Opportunities Fund, Inc.

Key Fund Statistics

Total Net Assets	$820,000,203
# of Portfolio Holdings	61
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$5,772,259

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

CACI International, Inc.	4.6%
RBC Bearings, Inc.	4.3%
Woodward, Inc.	4.2%
Watts Water Technologies, Inc.	3.9%
Comfort Systems USA, Inc.	3.7%
Fabrinet	3.5%
Federal Signal Corp.	3.5%
Ensign Group, Inc.	3.4%
Applied Industrial Technologies, Inc.	3.2%
ExlService Holdings, Inc.	3.0%

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	94.8%
Cash & Other Assets - Net	5.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Utilities	0.6%
Materials	1.8%
Consumer Staples	3.1%
Financials	7.6%
Consumer Discretionary	8.1%
Healthcare	8.8%
Information Technology	13.1%
Industrials	56.9%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please scan the QR code, visit www.vlfunds.com, email investorservices@vlfunds.com, or call us at 800-243-2729.

Value Line Small Cap Opportunities Fund, Inc.

Annual Shareholder Report

December 31, 2025

(b) Not Applicable

Item 2 Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated James Hillman, member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Hillman is an independent director.

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees 2025—$45,019

Audit Fees 2024—$41,461

(b) Audit-Related fees – None.

(c) Tax Preparation Fees 2025—$0

Tax Preparation Fees 2024—$0

(d) All Other Fees – None

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X

The Value Line Small Cap Opportunity Fund, Inc. (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by the Audit firm. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliate Service Providers that related directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board.

General Audit Committee Approval Policy:

Potential services by the auditors will be classified by officers of the Fund and the auditors into the four non-restricted service categories denoted above and this “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth in this Policy must be specifically approved by the Audit Committee (or such member or members of the Audit Committee as the Audit Committee may authorize to grant such approval).

At least semi-annually, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(e) (2) Not applicable.

(f) Not applicable.

(g) Aggregate Non-Audit Fees 2025 -$0

Aggregate Non-Audit Fees 2024 -$0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Investments

Not Applicable

Item 7. Financial Statements

(a) A copy of the Annual Financial Statements and Other Information for the period ended 12/31/25 is included with this Form.

Annual Financial Statements and Other Information
December 31, 2025

Equity Funds
Value Line Small Cap Opportunities Fund, Inc.
Investor Class (VLEOX)
Institutional Class (VLEIX)
Value Line Mid Cap Focused Fund, Inc.
Investor Class (VLIFX)
Institutional Class (VLMIX)
Value Line Select Growth Fund, Inc.
Investor Class (VALSX)
Institutional Class (VILSX)
Value Line Larger Companies Focused Fund, Inc.
Investor Class (VALLX)
Institutional Class (VLLIX)
Allocation Funds
Value Line Asset Allocation Fund, Inc.
Investor Class (VLAAX)
Institutional Class (VLAIX)
Value Line Capital Appreciation Fund, Inc.
Investor Class (VALIX)
Institutional Class (VLIIX)
Go Paperless
VLFunds.com/edelivery

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments
December 31, 2025

Shares		Value
COMMON STOCKS 94.8%
CONSUMER DISCRETIONARY 7.7%
	ENGINEERING & CONSTRUCTION 1.9%
36,400	TopBuild Corp.(1)(2)	$15,185,716
	ENTERTAINMENT 1.4%
102,272	Churchill Downs, Inc.	11,636,508
	HOME BUILDERS 1.6%
21,900	Cavco Industries, Inc.(1)	12,937,206
	RETAIL 2.8%
28,015	Group 1 Automotive, Inc.	11,018,300
41,600	Texas Roadhouse, Inc.	6,905,600
21,800	Wingstop, Inc.(2)	5,199,082
		23,122,982
		62,882,412
CONSUMER STAPLES 3.0%
	FOOD 3.0%
20,800	J & J Snack Foods Corp.	1,879,696
225,000	Post Holdings, Inc.(1)	22,286,250
		24,165,946
FINANCIALS 7.2%
	BANKS 0.1%
8,600	Walker & Dunlop, Inc.	517,290
	DIVERSIFIED FINANCIALS 1.8%
12,000	Enova International, Inc.(1)	1,886,400
104,422	Stifel Financial Corp.	13,075,723
		14,962,123
	INSURANCE 5.3%
60,000	Assured Guaranty Ltd.	5,392,200
47,400	Primerica, Inc.	12,246,264
263,800	RLI Corp.	16,877,924
110,193	Selective Insurance Group, Inc.	9,219,848
		43,736,236
		59,215,649
HEALTHCARE 8.4%
	HEALTHCARE PRODUCTS 1.7%
158,000	Merit Medical Systems, Inc.(1)	13,926,120
	HEALTHCARE SERVICES 6.7%
19,000	Chemed Corp.	8,129,340
162,100	Ensign Group, Inc.	28,237,820
32,500	Medpace Holdings, Inc.(1)	18,253,625
		54,620,785
		68,546,905
INDUSTRIALS 53.9%
	BUILDING MATERIALS 6.8%
208,500	AAON, Inc.(2)	15,898,125
19,400	Carlisle Cos., Inc.(2)	6,205,284
6,000	Lennox International, Inc.	2,913,480
44,200	Simpson Manufacturing Co., Inc.(2)	7,136,974
116,500	SPX Technologies, Inc.(1)	23,306,990
		55,460,853
	COMMERCIAL SERVICES 0.4%
63,300	TriNet Group, Inc.(2)	3,742,929
Shares		Value
COMMON STOCKS 94.8% (continued)
INDUSTRIALS 53.9% (continued)
	COMPUTERS 9.3%
70,100	CACI International, Inc. Class A(1)	$37,349,981
584,065	ExlService Holdings, Inc.(1)	24,787,718
180,000	Genpact Ltd.	8,420,400
59,600	Science Applications International Corp.	5,999,336
		76,557,435
	DISTRIBUTION/WHOLESALE 2.6%
276,100	Rush Enterprises, Inc. Class A	14,892,834
51,100	SiteOne Landscape Supply, Inc.(1)(2)	6,365,016
		21,257,850
	ELECTRICAL EQUIPMENT 1.6%
37,000	Acuity, Inc.	13,321,480
	ELECTRONICS 4.2%
113,600	Woodward, Inc.	34,343,552
	ENGINEERING & CONSTRUCTION 6.6%
32,700	Comfort Systems USA, Inc.	30,518,583
19,600	EMCOR Group, Inc.	11,991,084
162,600	Exponent, Inc.	11,294,196
		53,803,863
	HAND/MACHINE TOOLS 2.0%
44,800	Franklin Electric Co., Inc.	4,279,744
77,600	MSA Safety, Inc.(2)	12,426,864
		16,706,608
	IRON/STEEL 1.9%
49,000	Carpenter Technology Corp.	15,427,160
	MACHINERY - DIVERSIFIED 8.3%
102,100	Applied Industrial Technologies, Inc.	26,216,217
35,800	Kadant, Inc.(2)	10,203,716
114,647	Watts Water Technologies, Inc. Class A	31,644,865
		68,064,798
	METAL FABRICATE/HARDWARE 4.3%
78,600	RBC Bearings, Inc.(1)	35,246,598
	MISCELLANEOUS MANUFACTURERS 3.8%
13,200	Enpro, Inc.	2,826,516
261,803	Federal Signal Corp.	28,429,188
		31,255,704
	TRUCKING & LEASING 2.1%
100,100	GATX Corp.	16,976,960
		442,165,790
INFORMATION TECHNOLOGY 12.4%
	COMPUTERS 0.9%
75,300	Crane NXT Co.(2)	3,544,371
8,860	Insight Enterprises, Inc.(1)	721,824
21,700	Qualys, Inc.(1)	2,883,930
		7,150,125
	ELECTRONICS 2.3%
91,200	Badger Meter, Inc.(2)	15,906,192
21,400	TD SYNNEX Corp.	3,214,922
		19,121,114
See Notes to Financial Statements.

Schedule of Investments (continued)

Shares		Value
COMMON STOCKS 94.8% (continued)
INFORMATION TECHNOLOGY 12.4% (continued)
	INTERNET 1.5%
139,000	ePlus, Inc.	$12,190,300
	MISCELLANEOUS MANUFACTURERS 3.5%
62,700	Fabrinet(1)(2)	28,546,056
	SEMICONDUCTORS 1.8%
87,046	MACOM Technology Solutions Holdings, Inc.(1)	14,909,239
	SOFTWARE 2.4%
141,800	ACI Worldwide, Inc.(1)	6,779,458
55,449	Appfolio, Inc. Class A(1)	12,900,210
		19,679,668
		101,596,502
MATERIALS 1.7%
	CHEMICALS 0.7%
36,100	Balchem Corp.	5,536,296
	PACKAGING & CONTAINERS 1.0%
69,300	AptarGroup, Inc.	8,451,828
		13,988,124
UTILITIES 0.5%
	WATER 0.5%
59,900	American States Water Co.	4,341,552
TOTAL COMMON STOCKS (Cost $464,304,925)		776,902,880
Shares		Value
SHORT-TERM INVESTMENTS 6.8%
	MONEY MARKET FUNDS 6.8%
43,575,435	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(3)	$43,575,435
12,341,178	State Street Navigator Securities Lending Government Money Market Portfolio(4)	12,341,178
		55,916,613
TOTAL SHORT-TERM INVESTMENTS (Cost $55,916,613)		55,916,613
TOTAL INVESTMENTS IN SECURITIES 101.6% (Cost $520,221,538)		$832,819,493
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.6)%		(12,819,290)
NET ASSETS 100.0%		$820,000,203

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2025, the market value of the securities on loan was $62,311,467.
(3)	Rate reflects 7 day yield as of December 31, 2025.
(4)
Securities with an aggregate market value of
$62,311,467 were out on loan in exchange for collateral
including $12,341,178 of cash collateral as of December
31, 2025. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$776,902,880	$—	$—	$776,902,880
Short-Term Investments	55,916,613	—	—	55,916,613
Total Investments in Securities	$832,819,493	$—	$—	$832,819,493

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments
December 31, 2025

Shares		Value
COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 4.5%
	DISTRIBUTION/WHOLESALE 1.7%
125,461	Pool Corp.	$28,699,204
	ENTERTAINMENT 0.7%
107,590	Churchill Downs, Inc.	12,241,590
	RETAIL 2.1%
10,000	AutoZone, Inc.(1)	33,915,000
		74,855,794
CONSUMER STAPLES 5.9%
	RETAIL 5.9%
174,200	Casey's General Stores, Inc.	96,282,082
FINANCIALS 15.9%
	INSURANCE 10.3%
428,592	American Financial Group, Inc.	58,579,954
444,900	Brown & Brown, Inc.	35,458,530
1,066,506	W.R. Berkley Corp.(2)	74,783,401
		168,821,885
	SOFTWARE 5.6%
161,757	MSCI, Inc.	92,804,844
		261,626,729
HEALTHCARE 17.0%
	ELECTRONICS 1.2%
14,100	Mettler-Toledo International, Inc.(1)	19,658,079
	HEALTHCARE PRODUCTS 9.6%
76,000	IDEXX Laboratories, Inc.(1)	51,416,280
311,015	STERIS PLC	78,848,523
104,616	West Pharmaceutical Services, Inc.	28,784,046
		159,048,849
	HEALTHCARE SERVICES 6.2%
176,000	ICON PLC(1)	32,070,720
309,000	IQVIA Holdings, Inc.(1)	69,651,690
		101,722,410
		280,429,338
INDUSTRIALS 29.1%
	AEROSPACE/DEFENSE 6.2%
317,297	HEICO Corp.	102,674,137
	BUILDING MATERIALS 4.2%
143,300	Lennox International, Inc.(2)	69,583,614
	COMMERCIAL SERVICES 3.7%
218,772	Cintas Corp.	41,144,450
324,655	Rollins, Inc.	19,485,793
		60,630,243
	COMPUTERS 3.4%
106,100	CACI International, Inc. Class A(1)	56,531,141
	ELECTRONICS 1.1%
60,411	Woodward, Inc.	18,263,454
	ENGINEERING & CONSTRUCTION 1.8%
28,000	Comfort Systems USA, Inc.	26,132,120
60,200	Exponent, Inc.	4,181,492
		30,313,612
Shares		Value
COMMON STOCKS 97.0% (continued)
INDUSTRIALS 29.1% (continued)
	ENVIRONMENTAL CONTROL 7.1%
116,000	Republic Services, Inc.	$24,583,880
524,462	Waste Connections, Inc.	91,969,656
		116,553,536
	METAL FABRICATE/HARDWARE 0.4%
12,500	RBC Bearings, Inc.(1)	5,605,375
	SOFTWARE 1.2%
86,000	Broadridge Financial Solutions, Inc.	19,192,620
		479,347,732
INFORMATION TECHNOLOGY 24.6%
	COMPUTERS 1.8%
250,210	CGI, Inc.(2)	23,094,383
24,800	Gartner, Inc.(1)	6,256,544
		29,350,927
	MISCELLANEOUS MANUFACTURERS 3.3%
106,500	Teledyne Technologies, Inc.(1)	54,392,745
	SEMICONDUCTORS 4.3%
77,674	Monolithic Power Systems, Inc.	70,400,606
	SOFTWARE 13.7%
149,600	Cadence Design Systems, Inc.(1)	46,761,968
30,900	Fair Isaac Corp.(1)	52,240,158
85,000	Roper Technologies, Inc.	37,836,050
196,341	Tyler Technologies, Inc.(1)	89,128,997
		225,967,173
	TELECOMMUNICATIONS 1.5%
67,000	Motorola Solutions, Inc.	25,682,440
		405,793,891
TOTAL COMMON STOCKS (Cost $1,218,674,973)		1,598,335,566
SHORT-TERM INVESTMENTS 4.5%
	MONEY MARKET FUNDS 4.5%
53,698,873	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(3)	53,698,873
20,808,518	State Street Navigator Securities Lending Government Money Market Portfolio(4)	20,808,518
		74,507,391
TOTAL SHORT-TERM INVESTMENTS (Cost $74,507,391)		74,507,391
TOTAL INVESTMENTS IN SECURITIES 101.5% (Cost $1,293,182,364)		$1,672,842,957
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.5)%		(24,753,174)
NET ASSETS 100.0%		$1,648,089,783

See Notes to Financial Statements.

Schedule of Investments (continued)

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2025, the market value of the securities on loan was $20,065,934.
(3)	Rate reflects 7 day yield as of December 31, 2025.
(4)
Securities with an aggregate market value of
$20,065,934 were out on loan in exchange for collateral
including $20,808,518 of cash collateral as of December
31, 2025. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,598,335,566	$—	$—	$1,598,335,566
Short-Term Investments	74,507,391	—	—	74,507,391
Total Investments in Securities	$1,672,842,957	$—	$—	$1,672,842,957

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Select Growth Fund, Inc.
Schedule of Investments
December 31, 2025

Shares		Value
COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 2.3%
	RETAIL 2.3%
90,000	O'Reilly Automotive, Inc.(1)	$8,208,900
CONSUMER STAPLES 6.2%
	RETAIL 6.2%
26,100	Costco Wholesale Corp.	22,507,074
FINANCIALS 22.6%
	COMMERCIAL SERVICES 5.0%
34,573	S&P Global, Inc.	18,067,504
	DIVERSIFIED FINANCIALS 9.5%
111,889	Intercontinental Exchange, Inc.	18,121,542
28,629	Mastercard, Inc. Class A	16,343,724
		34,465,266
	INSURANCE 7.2%
25,400	Arthur J Gallagher & Co.	6,573,266
74,700	Marsh & McLennan Cos., Inc.	13,858,344
25,300	Progressive Corp.	5,761,316
		26,192,926
	SOFTWARE 0.9%
5,600	MSCI, Inc.	3,212,888
		81,938,584
HEALTHCARE 13.7%
	HEALTHCARE PRODUCTS 13.7%
23,400	IDEXX Laboratories, Inc.(1)	15,830,802
48,442	Stryker Corp.	17,025,910
29,400	Thermo Fisher Scientific, Inc.	17,035,830
		49,892,542
INDUSTRIALS 27.5%
	AEROSPACE/DEFENSE 6.1%
16,557	TransDigm Group, Inc.	22,018,326
	BUILDING MATERIALS 5.1%
48,000	Trane Technologies PLC	18,681,600
	COMMERCIAL SERVICES 5.9%
114,008	Cintas Corp.	21,441,485
	ENVIRONMENTAL CONTROL 7.0%
77,800	Republic Services, Inc.	16,488,154
Shares		Value
COMMON STOCKS 97.8% (continued)
INDUSTRIALS 27.5% (continued)
	ENVIRONMENTAL CONTROL 7.0% (continued)
50,251	Waste Connections, Inc.	$8,812,015
		25,300,169
	MISCELLANEOUS MANUFACTURERS 3.4%
14,000	Parker-Hannifin Corp.	12,305,440
		99,747,020
INFORMATION TECHNOLOGY 23.9%
	SOFTWARE 18.9%
67,000	Cadence Design Systems, Inc.(1)	20,942,860
16,600	Intuit, Inc.	10,996,172
28,069	Roper Technologies, Inc.	12,494,354
118,195	ServiceNow, Inc.(1)	18,106,292
12,800	Synopsys, Inc.(1)	6,012,416
		68,552,094
	TELECOMMUNICATIONS 5.0%
48,000	Motorola Solutions, Inc.	18,399,360
		86,951,454
MATERIALS 1.6%
	CHEMICALS 1.6%
22,100	Ecolab, Inc.	5,801,692
TOTAL COMMON STOCKS (Cost $169,205,962)		355,047,266
SHORT-TERM INVESTMENTS 2.4%
	MONEY MARKET FUNDS 2.4%
8,678,683	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(2)	8,678,683
TOTAL SHORT-TERM INVESTMENTS (Cost $8,678,683)		8,678,683
TOTAL INVESTMENTS IN SECURITIES 100.2% (Cost $177,884,645)		$363,725,949
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.2)%		(645,387)
NET ASSETS 100.0%		$363,080,562

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of December 31, 2025.
The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$355,047,266	$—	$—	$355,047,266
Short-Term Investments	8,678,683	—	—	8,678,683
Total Investments in Securities	$363,725,949	$—	$—	$363,725,949

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments

Shares		Value
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 18.2%
	INTERNET 18.2%
86,000	Alphabet, Inc. Class A	$26,918,000
47,000	Meta Platforms, Inc. Class A	31,024,230
175,000	Netflix, Inc.(1)	16,408,000
80,000	Roku, Inc.(1)	8,679,200
		83,029,430
CONSUMER DISCRETIONARY 11.5%
	AUTO MANUFACTURERS 5.5%
380,000	Rivian Automotive, Inc. Class A(1)(2)	7,489,800
39,000	Tesla, Inc.(1)	17,539,080
		25,028,880
	INTERNET 6.0%
94,000	Amazon.com, Inc.(1)	21,697,080
1,100	Booking Holdings, Inc.	5,890,863
		27,587,943
		52,616,823
FINANCIALS 11.2%
	DIVERSIFIED FINANCIALS 6.5%
77,000	Coinbase Global, Inc. Class A(1)	17,412,780
34,000	Visa, Inc. Class A	11,924,140
		29,336,920
	INTERNET 4.7%
190,000	Robinhood Markets, Inc. Class A(1)	21,489,000
		50,825,920
HEALTHCARE 11.6%
	BIOTECHNOLOGY 6.5%
320,000	Exelixis, Inc.(1)	14,025,600
54,000	Insmed, Inc.(1)	9,398,160
14,000	Vertex Pharmaceuticals, Inc.(1)	6,347,040
		29,770,800
	PHARMACEUTICALS 5.1%
4,500	Eli Lilly & Co.	4,836,060
31,500	Madrigal Pharmaceuticals, Inc.(1)(2)	18,343,710
		23,179,770
		52,950,570
INDUSTRIALS 4.3%
	INTERNET 4.3%
241,000	Uber Technologies, Inc.(1)	19,692,110
INFORMATION TECHNOLOGY 42.6%
	COMPUTERS 2.7%
26,000	Crowdstrike Holdings, Inc. Class A(1)	12,187,760
	INTERNET 7.4%
37,000	AppLovin Corp. Class A(1)	24,931,340
55,000	Shopify, Inc. Class A(1)	8,853,350
		33,784,690
Shares		Value
COMMON STOCKS 99.4% (continued)
INFORMATION TECHNOLOGY 42.6% (continued)
	SEMICONDUCTORS 19.2%
110,000	Advanced Micro Devices, Inc.(1)	$23,557,600
79,000	ARM Holdings PLC ADR(1)(2)	8,635,490
49,000	Broadcom, Inc.	16,958,900
206,000	NVIDIA Corp.	38,419,000
		87,570,990
	SOFTWARE 13.3%
125,000	CoreWeave, Inc. Class A(1)	8,951,250
34,000	Microsoft Corp.	16,443,080
43,000	Salesforce, Inc.	11,391,130
35,000	ServiceNow, Inc.(1)	5,361,650
85,000	Strategy, Inc.(1)(2)	12,915,750
27,000	Workday, Inc. Class A(1)	5,799,060
		60,861,920
		194,405,360
TOTAL COMMON STOCKS (Cost $214,047,669)		453,520,213
SHORT-TERM INVESTMENTS 3.8%
	MONEY MARKET FUNDS 3.8%
2,924,526	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(3)	2,924,526
14,294,889	State Street Navigator Securities Lending Government Money Market Portfolio(4)	14,294,889
		17,219,415
TOTAL SHORT-TERM INVESTMENTS (Cost $17,219,415)		17,219,415
TOTAL INVESTMENTS IN SECURITIES 103.2% (Cost $231,267,084)		$470,739,628
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (3.2)%		(14,791,167)
NET ASSETS 100.0%		$455,948,461

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2025, the market value of the securities on loan was $28,687,902.
(3)	Rate reflects 7 day yield as of December 31, 2025.
(4)
Securities with an aggregate market value of
$28,687,902 were out on loan in exchange for collateral
including $14,294,889 of cash collateral as of December
31, 2025. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

ADR	American Depositary Receipt.
See Notes to Financial Statements.

December 31, 2025

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$453,520,213	$—	$—	$453,520,213
Short-Term Investments	17,219,415	—	—	17,219,415
Total Investments in Securities	$470,739,628	$—	$—	$470,739,628

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments

Shares		Value
COMMON STOCKS 64.6%
CONSUMER DISCRETIONARY 0.9%
	DISTRIBUTION/WHOLESALE 0.9%
20,800	Pool Corp.	$4,758,000
CONSUMER STAPLES 4.8%
	RETAIL 4.8%
30,000	Costco Wholesale Corp.	25,870,200
FINANCIALS 14.4%
	COMMERCIAL SERVICES 2.2%
22,619	S&P Global, Inc.	11,820,463
	DIVERSIFIED FINANCIALS 1.6%
52,944	Intercontinental Exchange, Inc.	8,574,811
	INSURANCE 8.6%
70,100	American Financial Group, Inc.	9,581,268
57,300	Marsh & McLennan Cos., Inc.	10,630,296
150,200	RLI Corp.	9,609,796
228,958	W.R. Berkley Corp.	16,054,535
		45,875,895
	SOFTWARE 2.0%
18,600	MSCI, Inc.	10,671,378
		76,942,547
HEALTHCARE 8.3%
	HEALTHCARE PRODUCTS 6.9%
26,812	IDEXX Laboratories, Inc.(1)	18,139,122
53,371	Stryker Corp.	18,758,306
		36,897,428
	HEALTHCARE SERVICES 1.4%
17,599	Chemed Corp.	7,529,908
		44,427,336
INDUSTRIALS 12.6%
	AEROSPACE/DEFENSE 4.2%
16,400	HEICO Corp.	5,306,876
13,100	TransDigm Group, Inc.	17,421,035
		22,727,911
	BUILDING MATERIALS 1.8%
19,400	Lennox International, Inc.	9,420,252
	COMMERCIAL SERVICES 1.2%
32,846	Cintas Corp.	6,177,347
	ENGINEERING & CONSTRUCTION 0.5%
39,300	Exponent, Inc.	2,729,778
	ENVIRONMENTAL CONTROL 4.9%
111,803	Republic Services, Inc.	23,694,409
16,000	Waste Connections, Inc.	2,805,760
		26,500,169
		67,555,457
INFORMATION TECHNOLOGY 23.6%
	COMPUTERS 3.1%
146,900	CGI, Inc.	13,558,870
11,400	Gartner, Inc.(1)	2,875,992
		16,434,862
	SOFTWARE 16.1%
72,700	Cadence Design Systems, Inc.(1)	22,724,566
Shares		Value
COMMON STOCKS 64.6% (continued)
INFORMATION TECHNOLOGY 23.6% (continued)
	SOFTWARE 16.1% (continued)
10,810	Intuit, Inc.	$7,160,760
22,600	Roper Technologies, Inc.	10,059,938
147,125	ServiceNow, Inc.(1)	22,538,079
52,737	Tyler Technologies, Inc.(1)	23,939,961
		86,423,304
	TELECOMMUNICATIONS 4.4%
61,100	Motorola Solutions, Inc.	23,420,852
		126,279,018
TOTAL COMMON STOCKS (Cost $175,721,504)		345,832,558
EXCHANGE-TRADED FUND 0.2%
12,500	iShares MBS ETF	1,190,250
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,186,543)		1,190,250

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATION 0.3%
$ 1,350,927	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.17%, 1/25/43(2)(3)	1,377,351
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,358,526)		1,377,351
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
1,110,713	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,106,515
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,145,436)		1,106,515
CORPORATE BONDS & NOTES 12.4%
BASIC MATERIALS 0.4%
	IRON/STEEL 0.2%
1,200,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(4)	1,201,557
	MINING 0.2%
1,200,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(4)	1,092,048
		2,293,605
COMMUNICATIONS 1.1%
	INTERNET 0.6%
1,000,000	Amazon.com, Inc., Senior Unsecured Notes, 4.65%, 11/20/35	995,956
1,200,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(4)	1,150,887
1,200,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	1,092,458
		3,239,301
	TELECOMMUNICATIONS 0.5%
1,200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	1,247,041
See Notes to Financial Statements.

December 31, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 12.4% (continued)
COMMUNICATIONS 1.1% (continued)
	TELECOMMUNICATIONS 0.5% (continued)
$ 1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	$1,218,977
		2,466,018
		5,705,319
CONSUMER, CYCLICAL 0.9%
	AUTO MANUFACTURERS 0.2%
1,200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	1,217,269
	LODGING 0.5%
1,200,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	1,236,002
1,200,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	1,228,420
		2,464,422
	RETAIL 0.2%
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	1,062,610
		4,744,301
CONSUMER, NON-CYCLICAL 2.0%
	BIOTECHNOLOGY 0.4%
1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,187,005
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	1,092,844
		2,279,849
	COMMERCIAL SERVICES 0.2%
1,200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34(4)	1,230,660
	HEALTHCARE PRODUCTS 0.5%
1,200,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	1,226,586
1,200,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35(4)	1,232,112
		2,458,698
	PHARMACEUTICALS 0.9%
1,200,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	1,163,731
1,200,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	1,066,693
1,200,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	1,203,478
1,250,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(4)	1,183,596
		4,617,498
		10,586,705
ENERGY 1.2%
	OIL & GAS 0.5%
1,250,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	1,285,708
1,200,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	1,247,146
		2,532,854
Principal Amount		Value
CORPORATE BONDS & NOTES 12.4% (continued)
ENERGY 1.2% (continued)
	PIPELINES 0.7%
$ 1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	$1,073,514
1,200,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	1,207,667
1,250,000	Targa Resources Corp., 6.50%, 3/30/34	1,364,235
		3,645,416
		6,178,270
FINANCIAL 4.0%
	BANKS 2.7%
1,250,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(3)	1,274,565
1,250,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(3)	1,254,525
1,200,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(3)	1,219,428
1,250,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(3)	1,264,980
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(3)	1,206,424
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(3)	965,385
1,200,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(3)(4)	1,207,643
1,250,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(3)	1,369,965
1,000,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(3)	1,017,675
1,200,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(3)(4)	1,208,817
1,250,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(3)	1,275,873
1,300,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(3)	1,118,656
		14,383,936
	DIVERSIFIED FINANCIALS 0.4%
1,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	1,154,149
1,200,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(3)	1,230,419
		2,384,568
	REITS 0.9%
1,200,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(4)	1,216,017
1,200,000	American Tower Corp., Senior Unsecured Notes, 4.70%, 12/15/32(4)	1,200,260
See Notes to Financial Statements.

Schedule of Investments (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 12.4% (continued)
FINANCIAL 4.0% (continued)
	REITS 0.9% (continued)
$ 1,200,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	$1,231,476
1,225,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	1,233,306
		4,881,059
		21,649,563
INDUSTRIAL 0.8%
	AEROSPACE/DEFENSE 0.2%
1,250,000	RTX Corp., 4.50%, 6/1/42	1,129,952
	ELECTRONICS 0.2%
1,200,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	1,071,829
	MISCELLANEOUS MANUFACTURERS 0.2%
1,200,000	Teledyne Technologies, Inc., 2.25%, 4/1/28(4)	1,153,858
	PACKAGING & CONTAINERS 0.2%
1,200,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	1,109,528
		4,465,167
TECHNOLOGY 1.3%
	COMPUTERS 0.4%
1,200,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(4)	1,232,309
1,200,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(4)	1,095,281
		2,327,590
	SEMICONDUCTORS 0.7%
1,265,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	933,025
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,208,363
1,200,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	1,280,281
		3,421,669
	SOFTWARE 0.2%
1,200,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35(4)	1,209,124
		6,958,383
UTILITIES 0.7%
	ELECTRIC 0.5%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(4)	1,270,790
1,200,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(4)	1,237,964
		2,508,754
	GAS 0.2%
1,200,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	1,165,858
		3,674,612
TOTAL CORPORATE BONDS & NOTES (Cost $66,097,830)		66,255,925
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.9%
	CALIFORNIA 0.3%
$ 1,250,000	State of California, GO, 5.70%, 10/1/32	$1,358,585
	HAWAII 0.2%
1,200,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	1,225,774
	MICHIGAN 0.2%
1,200,000	University of Michigan, 5.18%, 4/1/35	1,214,399
	NEW YORK 0.2%
1,200,000	Empire State Development Corp., Series B-3, 3.90%, 3/15/33	1,182,582
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $4,919,436)		4,981,340
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.4%
822,565	FHLMC Pool #QB2462, 3.00%, 8/1/50	734,367
1,611,825	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,437,494
3,309,738	FHLMC Pool #QF1236, 4.50%, 10/1/52	3,244,590
2,365,226	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,367,891
1,688,316	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,506,245
707,221	FHLMC Pool #ZS4647, 3.50%, 1/1/46	670,122
1,121,829	FNMA Pool #AS0516, 3.00%, 9/1/43	1,036,006
181,140	FNMA Pool #AX9528, 3.50%, 2/1/45	172,086
998,305	FNMA Pool #BM3634, 3.50%, 5/1/47	943,548
4,438,086	FNMA Pool #CB2403, 2.50%, 12/1/51	3,769,759
6,943,914	FNMA Pool #CB5892, 4.50%, 3/1/53	6,822,634
2,145,561	FNMA Pool #FM2202, 4.00%, 12/1/48	2,073,213
772,444	FNMA Pool #FM9509, 3.00%, 11/1/36	746,413
1,010,862	FNMA Pool #FM9760, 3.50%, 11/1/51	941,443
924,804	FNMA Pool #MA4222, 3.50%, 12/1/50	863,384
1,204,932	FNMA Pool #MA4494, 3.00%, 12/1/51	1,073,355
1,874,562	FNMA Pool #MA4495, 3.50%, 12/1/51	1,737,282
2,101,395	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	1,994,786
5,285,482	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	4,561,530
9,260,060	GNMA II Pool #MA8043, 3.00%, 5/20/52	8,331,265
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $46,759,020)		45,027,413
U.S. TREASURY OBLIGATIONS 12.2%
6,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	5,382,422
3,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	2,426,836
3,000,000	U.S. Treasury Bonds, 4.25%, 8/15/54	2,712,422
3,500,000	U.S. Treasury Notes, 4.50%, 7/15/26	3,517,955
8,500,300	U.S. Treasury Notes, 2.25%, 8/15/27	8,334,943
5,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	4,924,609
8,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	7,998,750
5,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	4,592,578
8,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	7,457,188
6,000,000	U.S. Treasury Notes, 3.88%, 8/15/33	5,950,078
6,500,000	U.S. Treasury Notes, 4.00%, 2/15/34	6,479,687
5,500,000	U.S. Treasury Notes, 4.25%, 5/15/35	5,545,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,973,519)		65,323,015

See Notes to Financial Statements.

December 31, 2025

Shares		Value
SHORT-TERM INVESTMENTS 2.7%
	MONEY MARKET FUNDS 2.7%
6,367,750	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(5)	$6,367,750
8,173,753	State Street Navigator Securities Lending Government Money Market Portfolio(6)	8,173,753
		14,541,503
TOTAL SHORT-TERM INVESTMENTS (Cost $14,541,503)		14,541,503
TOTAL INVESTMENTS IN SECURITIES 101.9% (Cost $376,703,317)		$545,635,870
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.9)%		(9,961,481)
NET ASSETS 100.0%		$535,674,389

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)
Floating or variable rate security. The rate disclosed is
the rate in effect as of December 31, 2025. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(4)	A portion or all of the security was held on loan. As of December 31, 2025, the market value of the securities on loan was $13,615,399.
(5)	Rate reflects 7 day yield as of December 31, 2025.
(6)
Securities with an aggregate market value of
$13,615,399 were out on loan in exchange for collateral
including $8,173,753 of cash collateral as of December
31, 2025. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$345,832,558	$—	$—	$345,832,558
Exchange-Traded Fund	1,190,250	—	—	1,190,250
Collateralized Mortgage Obligation	—	1,377,351	—	1,377,351
Commercial Mortgage-Backed Securities	—	1,106,515	—	1,106,515
Corporate Bonds & Notes*	—	66,255,925	—	66,255,925
Long-Term Municipal Securities*	—	4,981,340	—	4,981,340
Residential Mortgage-Backed Securities	—	45,027,413	—	45,027,413
U.S. Treasury Obligations	—	65,323,015	—	65,323,015
Short-Term Investments	14,541,503	—	—	14,541,503
Total Investments in Securities	$361,564,311	$184,071,559	$—	$545,635,870

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Schedule of Investments

Shares		Value
COMMON STOCKS 65.1%
COMMUNICATION SERVICES 10.8%
	INTERNET 10.2%
66,000	Alphabet, Inc. Class A	$20,658,000
31,000	Meta Platforms, Inc. Class A	20,462,790
98,000	Netflix, Inc.(1)	9,188,480
38,000	Roku, Inc.(1)	4,122,620
		54,431,890
	MEDIA 0.6%
28,000	Walt Disney Co.	3,185,560
		57,617,450
CONSUMER DISCRETIONARY 8.6%
	AUTO MANUFACTURERS 2.5%
210,000	Rivian Automotive, Inc. Class A(1)(2)	4,139,100
20,000	Tesla, Inc.(1)	8,994,400
		13,133,500
	ENTERTAINMENT 0.4%
60,000	DraftKings, Inc. Class A(1)	2,067,600
	INTERNET 5.1%
43,000	Alibaba Group Holding Ltd. ADR(2)	6,302,940
74,000	Amazon.com, Inc.(1)	17,080,680
700	Booking Holdings, Inc.	3,748,731
		27,132,351
	LODGING 0.6%
11,000	Hilton Worldwide Holdings, Inc.	3,159,750
		45,493,201
ENERGY 0.6%
	OIL & GAS 0.6%
22,000	Diamondback Energy, Inc.	3,307,260
FINANCIALS 8.6%
	0.9%
31,000	Blackstone, Inc.	4,778,340
	BANKS 2.8%
95,000	Bank of America Corp.	5,225,000
6,000	Goldman Sachs Group, Inc.	5,274,000
13,000	JPMorgan Chase & Co.	4,188,860
		14,687,860
	DIVERSIFIED FINANCIALS 3.6%
40,000	Coinbase Global, Inc. Class A(1)	9,045,600
64,000	Interactive Brokers Group, Inc. Class A	4,115,840
18,000	Visa, Inc. Class A	6,312,780
		19,474,220
	INTERNET 1.3%
62,000	Robinhood Markets, Inc. Class A(1)	7,012,200
		45,952,620
HEALTHCARE 6.3%
	BIOTECHNOLOGY 3.4%
215,000	Exelixis, Inc.(1)	9,423,450
27,000	Insmed, Inc.(1)	4,699,080
8,000	Vertex Pharmaceuticals, Inc.(1)	3,626,880
		17,749,410
Shares		Value
COMMON STOCKS 65.1% (continued)
HEALTHCARE 6.3% (continued)
	PHARMACEUTICALS 2.9%
5,000	Eli Lilly & Co.	$5,373,400
17,500	Madrigal Pharmaceuticals, Inc.(1)(2)	10,190,950
		15,564,350
		33,313,760
INDUSTRIALS 3.5%
	AIRLINES 0.7%
56,000	Delta Air Lines, Inc.	3,886,400
	INTERNET 2.8%
200,000	Lyft, Inc. Class A(1)(2)	3,874,000
135,000	Uber Technologies, Inc.(1)	11,030,850
		14,904,850
		18,791,250
INFORMATION TECHNOLOGY 26.7%
	COMPUTERS 2.3%
31,000	Apple, Inc.	8,427,660
8,200	Crowdstrike Holdings, Inc. Class A(1)	3,843,832
		12,271,492
	INTERNET 2.7%
15,500	AppLovin Corp. Class A(1)	10,444,210
25,000	Shopify, Inc. Class A(1)	4,024,250
		14,468,460
	SEMICONDUCTORS 14.6%
84,000	Advanced Micro Devices, Inc.(1)	17,989,440
42,000	ARM Holdings PLC ADR(1)	4,591,020
42,000	Broadcom, Inc.	14,536,200
53,000	Micron Technology, Inc.	15,126,730
113,000	NVIDIA Corp.	21,074,500
15,000	NXP Semiconductors NV	3,255,900
7,000	QUALCOMM, Inc.	1,197,350
		77,771,140
	SOFTWARE 7.1%
60,000	CoreWeave, Inc. Class A(1)	4,296,600
26,000	Microsoft Corp.	12,574,120
24,000	Salesforce, Inc.	6,357,840
16,000	ServiceNow, Inc.(1)	2,451,040
53,000	Strategy, Inc.(1)	8,053,350
18,000	Workday, Inc. Class A(1)	3,866,040
		37,598,990
		142,110,082
TOTAL COMMON STOCKS (Cost $140,723,107)		346,585,623
EXCHANGE-TRADED FUND 0.6%
31,000	iShares MBS ETF	2,951,820
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,960,372)		2,951,820

See Notes to Financial Statements.

December 31, 2025

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
$ 405,883	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.17%, 1/25/43(3)(4)	$413,822
392,988	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.17%, 5/25/43(3)(4)	400,378
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $803,376)		814,200
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
223,934	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	223,088
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	253,237
249,741	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	248,550
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	249,434
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,025,272)		974,309
CORPORATE BONDS & NOTES 9.9%
BASIC MATERIALS 0.7%
	CHEMICALS 0.3%
500,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34(2)	515,847
500,000	Mosaic Co., Senior Unsecured Notes, 4.05%, 11/15/27	499,715
500,000	Sherwin-Williams Co., Senior Unsecured Notes, 5.15%, 8/15/35(2)	508,803
		1,524,365
	IRON/STEEL 0.2%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	500,648
500,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	475,352
		976,000
	MINING 0.2%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	503,764
500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	455,020
500,000	Rio Tinto Finance USA Ltd., Guaranteed Notes, 5.20%, 11/2/40	498,644
		1,457,428
		3,957,793
COMMUNICATIONS 0.8%
	INTERNET 0.3%
500,000	Alphabet, Inc., Senior Unsecured Notes, 5.35%, 11/15/45	496,842
500,000	Amazon.com, Inc., Senior Unsecured Notes, 4.65%, 11/20/35(2)	497,978
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	479,536
Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)
COMMUNICATIONS 0.8% (continued)
	INTERNET 0.3% (continued)
$ 500,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	$455,191
		1,929,547
	MEDIA 0.1%
500,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33(2)	488,914
	TELECOMMUNICATIONS 0.4%
600,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	512,082
500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	519,601
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	478,030
500,000	Verizon Communications, Inc., Senior Unsecured Notes, 5.75%, 11/30/45(2)	496,429
		2,006,142
		4,424,603
CONSUMER, CYCLICAL 0.7%
	AUTO MANUFACTURERS 0.1%
500,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	507,195
	HOME BUILDERS 0.1%
500,000	Lennar Corp., Senior Unsecured Notes, 5.20%, 7/30/30(2)	514,032
	LODGING 0.2%
500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31(2)	515,001
500,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	511,841
		1,026,842
	RETAIL 0.3%
600,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	520,463
500,000	Lowe's Cos., Inc., Senior Unsecured Notes, 4.50%, 10/15/32(2)	497,300
500,000	McDonald's Corp., Senior Unsecured Notes, 4.70%, 12/9/35(2)	496,312
		1,514,075
		3,562,144
CONSUMER, NON-CYCLICAL 1.6%
	AGRICULTURE 0.1%
500,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 4.65%, 9/17/34	490,589
	BEVERAGES 0.1%
500,000	PepsiCo, Inc., Senior Unsecured Notes, 5.00%, 7/23/35(2)	510,824
	BIOTECHNOLOGY 0.3%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	490,498
500,000	Gilead Sciences, Inc., Senior Unsecured Notes, 4.60%, 9/1/35	494,148
See Notes to Financial Statements.

Schedule of Investments (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)
CONSUMER, NON-CYCLICAL 1.6% (continued)
	BIOTECHNOLOGY 0.3% (continued)
$ 500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	$446,059
		1,430,705
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34(2)	512,775
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	477,904
		990,679
	HEALTHCARE PRODUCTS 0.5%
500,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	511,077
500,000	Medtronic, Inc., Guaranteed Notes, 4.38%, 3/15/35	490,387
500,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35(2)	513,380
500,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.79%, 10/7/35(2)	501,529
500,000	Zimmer Biomet Holdings, Inc., Senior Unsecured Notes, 2.60%, 11/24/31	451,504
		2,467,877
	PHARMACEUTICALS 0.4%
500,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	484,888
500,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	444,456
500,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	501,449
500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(2)	473,438
500,000	Sanofi SA, Senior Unsecured Notes, 4.20%, 11/3/32	499,237
		2,403,468
		8,294,142
ENERGY 1.0%
	OIL & GAS 0.5%
500,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	514,283
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27(2)	502,115
500,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.15%, 3/1/30(2)	514,588
500,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	519,644
500,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30(2)	514,565
		2,565,195
	PIPELINES 0.5%
600,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(2)	515,287
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.60%, 1/15/31(2)	506,143
500,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	503,194
Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)
ENERGY 1.0% (continued)
	PIPELINES 0.5% (continued)
$ 500,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.60%, 1/15/36	$505,783
500,000	Targa Resources Corp., 6.50%, 3/30/34	545,694
		2,576,101
		5,141,296
FINANCIAL 3.2%
	BANKS 1.8%
500,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(4)	509,826
500,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	501,810
500,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	508,095
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(4)	503,976
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(4)	505,992
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(4)	502,677
500,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	504,619
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26(2)	500,900
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	402,244
500,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28(2)	500,261
500,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(2)(4)	503,185
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	547,986
500,000	NatWest Group PLC, Senior Unsecured Notes, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	501,337
500,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(2)(4)	508,837
500,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(4)	515,023
500,000	Royal Bank of Canada, Senior Unsecured Notes, 5.00%, 2/1/33	514,720
500,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(4)	503,674
500,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	510,349
See Notes to Financial Statements.

December 31, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)
FINANCIAL 3.2% (continued)
	BANKS 1.8% (continued)
$ 500,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	$430,252
		9,475,763
	DIVERSIFIED FINANCIALS 0.5%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	461,660
500,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	504,347
500,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(4)	512,674
500,000	Capital One Financial Corp., Senior Unsecured Notes, 4.10%, 2/9/27(2)	500,338
500,000	Charles Schwab Corp., Senior Unsecured Notes, 1 day USD SOFR + 1.23%, 4.91%, 11/14/36(4)	496,643
		2,475,662
	INSURANCE 0.1%
500,000	Chubb INA Holdings LLC, Guaranteed Notes, 4.90%, 8/15/35	502,120
	REITS 0.8%
500,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30	506,674
500,000	American Tower Corp., Senior Unsecured Notes, 4.70%, 12/15/32(2)	500,108
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31(2)	452,491
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	513,115
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30(2)	476,830
500,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	443,498
500,000	Prologis LP, Senior Unsecured Notes, 4.75%, 6/15/33	504,220
500,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	457,487
500,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	503,390
		4,357,813
		16,811,358
INDUSTRIAL 0.5%
	AEROSPACE/DEFENSE 0.2%
500,000	General Electric Co., Senior Unsecured Notes, 4.90%, 1/29/36(2)	507,635
500,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.40%, 8/15/30	504,804
500,000	RTX Corp., 4.50%, 6/1/42	451,981
		1,464,420
	ELECTRONICS 0.1%
600,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31(2)	535,915
Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)
INDUSTRIAL 0.5% (continued)
	MISCELLANEOUS MANUFACTURERS 0.1%
$ 500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28(2)	$480,774
	PACKAGING & CONTAINERS 0.1%
500,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	462,303
		2,943,412
TECHNOLOGY 0.8%
	COMPUTERS 0.3%
500,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(2)	513,462
500,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	495,607
500,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(2)	456,367
		1,465,436
	SEMICONDUCTORS 0.3%
500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	368,784
500,000	Broadcom, Inc., 4.30%, 11/15/32	493,210
500,000	Microchip Technology, Inc., Guaranteed Notes, 5.05%, 2/15/30(2)	510,194
500,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	533,451
		1,905,639
	SOFTWARE 0.2%
500,000	Oracle Corp., Senior Unsecured Notes, 2.88%, 3/25/31	449,296
500,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35(2)	503,802
		953,098
		4,324,173
UTILITIES 0.6%
	ELECTRIC 0.5%
500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	498,349
500,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	517,171
500,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(2)	515,818
500,000	Southern Co., 5.70%, 3/15/34	526,385
500,000	Virginia Electric & Power Co., Series C, Senior Unsecured Notes, 4.90%, 9/15/35	497,632
		2,555,355
	GAS 0.1%
500,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	485,774
		3,041,129
TOTAL CORPORATE BONDS & NOTES (Cost $51,695,381)		52,500,050
LONG-TERM MUNICIPAL SECURITIES 0.7%
	CALIFORNIA 0.1%
500,000	State of California, GO, 5.70%, 10/1/32	543,434
See Notes to Financial Statements.

Schedule of Investments (continued)

Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.7% (continued)
	CONNECTICUT 0.1%
$ 500,000	City of Norwich, GO, 2.47%, 8/1/28	$484,403
	HAWAII 0.2%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	492,756
500,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	510,739
		1,003,495
	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	523,739
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	505,999
	NEW YORK 0.1%
500,000	Empire State Development Corp., Series B-3, 3.90%, 3/15/33	492,742
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	448,858
		941,600
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,939,728)		4,002,670
RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.8%
1,308,441	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,106,810
546,280	FHLMC Pool #QD2419, 3.00%, 12/1/51	488,417
1,325,588	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,228,512
1,634,439	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,602,267
926,913	FHLMC Pool #QG6306, 5.00%, 7/1/53	927,957
152,192	FHLMC Pool #RA6817, 2.50%, 2/1/52	130,367
394,511	FHLMC Pool #SB8215, 4.00%, 3/1/38	389,522
2,082,191	FHLMC Pool #SD4553, 3.00%, 9/1/53	1,844,536
319,314	FHLMC Pool #SD8093, 3.50%, 9/1/50	298,106
872,681	FHLMC Pool #SD8108, 3.00%, 11/1/50	778,570
1,721,908	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,595,807
2,081,738	FHLMC Pool #SD8256, 4.00%, 10/1/52	1,985,772
1,942,894	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	1,904,050
1,436,895	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,404,975
291	FNMA Pool #AH3226, 5.00%, 2/1/41	299
436,076	FNMA Pool #CA5540, 3.00%, 4/1/50	392,927
862,598	FNMA Pool #CB5892, 4.50%, 3/1/53	847,532
125,123	FNMA Pool #FM2202, 4.00%, 12/1/48	120,904
282,341	FNMA Pool #FM4140, 2.50%, 9/1/50	243,538
1,237,621	FNMA Pool #FS3526, 4.00%, 12/1/52	1,180,419
119,768	FNMA Pool #MA4222, 3.50%, 12/1/50	111,814
1,887,543	FNMA Pool #MA4512, 2.50%, 1/1/52	1,609,852
1,116,265	FNMA Pool #MA5131, 3.50%, 7/1/53	1,034,518
709,682	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	673,678
1,067,211	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	189,778
1,465,618	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,345,126
2,175,881	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	1,877,851
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.8% (continued)
$ 3,790,580	GNMA II Pool #MA8043, 3.00%, 5/20/52	$3,410,381
1,025,927	GNMA II Pool #MA8945, 4.00%, 6/20/53	977,451
1,200,467	GNMA II Pool #MA9527, 5.00%, 3/20/54	1,195,022
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $31,220,475)		30,896,758
U.S. TREASURY OBLIGATIONS 11.7%
3,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	2,733,516
5,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	4,485,351
1,500,000	U.S. Treasury Bonds, 4.25%, 8/15/54	1,356,211
2,000,000	U.S. Treasury Notes, 4.50%, 7/15/26	2,010,260
3,000,400	U.S. Treasury Notes, 2.25%, 8/15/27	2,942,033
7,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	6,894,453
4,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	3,999,375
4,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	3,674,062
4,000,000	U.S. Treasury Notes, 3.75%, 5/31/30	4,009,844
9,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	8,389,336
7,000,000	U.S. Treasury Notes, 3.88%, 8/15/33	6,941,758
8,000,000	U.S. Treasury Notes, 4.00%, 2/15/34	7,975,000
7,000,000	U.S. Treasury Notes, 4.25%, 5/15/35	7,057,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,829,948)		62,469,168

Shares		Value
SHORT-TERM INVESTMENTS 8.1%
	MONEY MARKET FUNDS 8.1%
26,514,770	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(5)	26,514,770
16,818,603	State Street Navigator Securities Lending Government Money Market Portfolio(6)	16,818,603
		43,333,373
TOTAL SHORT-TERM INVESTMENTS (Cost $43,333,373)		43,333,373
TOTAL INVESTMENTS IN SECURITIES 102.3% (Cost $337,531,032)		$544,527,971
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.3)%		(12,015,824)
NET ASSETS 100.0%		$532,512,147

See Notes to Financial Statements.

December 31, 2025

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2025, the market value of the securities on loan was $21,387,868.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of December 31, 2025. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of December 31, 2025.
(6)
Securities with an aggregate market value of
$21,387,868 were out on loan in exchange for collateral
including $16,818,603 of cash collateral as of December
31, 2025. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$346,585,623	$—	$—	$346,585,623
Exchange-Traded Fund	2,951,820	—	—	2,951,820
Collateralized Mortgage Obligations	—	814,200	—	814,200
Commercial Mortgage-Backed Securities	—	974,309	—	974,309
Corporate Bonds & Notes*	—	52,500,050	—	52,500,050
Long-Term Municipal Securities*	—	4,002,670	—	4,002,670
Residential Mortgage-Backed Securities	—	30,896,758	—	30,896,758
U.S. Treasury Obligations	—	62,469,168	—	62,469,168
Short-Term Investments	43,333,373	—	—	43,333,373
Total Investments in Securities	$392,870,816	$151,657,155	$—	$544,527,971

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Statements of Assets and Liabilities
at December 31, 2025

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Assets:
Investments in securities, at value*	$832,819,493	$1,672,842,957
Receivable for capital shares sold	821,631	1,681,148
Dividends and interest receivable	267,385	641,576
Receivable for securities sold	245,225	1,768,254
Prepaid expenses	24,304	30,919
Receivable for securities lending income	7,033	1,963
Total Assets	834,185,071	1,676,966,817
Liabilities:
Payable upon return of securities on loan (See Note 1(k))	12,341,178	20,808,518
Payable for securities purchased	686,719	3,650,645
Payable for capital shares redeemed	284,522	2,858,351
Accrued expenses:
Advisory fee	533,149	935,166
Sub-transfer agent fees	123,423	236,948
Service and distribution plan fees	77,406	93,747
Auditing and legal fees payable	50,842	89,498
Printing fee payable	44,099	115,871
Custody and accounting fees payable	17,098	30,954
Transfer agent fees	14,306	42,163
Directors’ fees and expenses	—	848
Other	12,126	14,325
Total Liabilities	14,184,868	28,877,034
Commitments and contingent liabilities (See Note 5)
Net Assets	$820,000,203	$1,648,089,783
Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 50,000,000 shares, respectively)	$13,541	$48,261,516
Additional paid-in capital	496,321,586	1,209,105,958
Distributable Earnings/(Loss)	323,665,076	390,722,309
Net Assets	$820,000,203	$1,648,089,783
Net Asset Value Per Share
Investor Class
Net Assets	$354,955,531	$431,077,190
Shares Outstanding	5,981,077	12,717,483
Net Asset Value, Offering and Redemption Price per Outstanding Share	$59.35	$33.90
Institutional Class
Net Assets	$465,044,672	$1,217,012,593
Shares Outstanding	7,559,603	35,544,033
Net Asset Value, Offering and Redemption Price per Outstanding Share	$61.52	$34.24
*Includes securities on loan of	$62,311,467	$20,065,934
Cost of investments	$520,221,538	$1,293,182,364
See Notes to Financial Statements.

Statements of Assets and Liabilities
at December 31, 2025 (continued)

	Value Line Select Growth Fund, Inc.	Value Line Larger Companies Focused Fund, Inc.
Assets:
Investments in securities, at value*	$363,725,949	$470,739,628
Cash	45,120	—
Dividends and interest receivable	171,112	24,077
Receivable for capital shares sold	17,365	94,317
Prepaid expenses	12,835	11,018
Receivable for securities lending income	—	3,548
Total Assets	363,972,381	470,872,588
Liabilities:
Payable for capital shares redeemed	477,528	143,301
Payable upon return of securities on loan (See Note 1(k))	—	14,294,889
Accrued expenses:
Advisory fee	224,162	279,614
Service and distribution plan fees	74,827	96,067
Sub-transfer agent fees	32,337	25,632
Auditing and legal fees payable	20,647	34,425
Transfer agent fees	16,771	8,693
Custody and accounting fees payable	12,728	12,973
Directors’ fees and expenses	191	—
Other	32,628	28,533
Total Liabilities	891,819	14,924,127
Commitments and contingent liabilities (See Note 5)
Net Assets	$363,080,562	$455,948,461
Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000 and 50,000,000 shares, respectively)	$11,602,318	$10,390,612
Additional paid-in capital	147,751,769	191,675,723
Distributable Earnings/(Loss)	203,726,475	253,882,126
Net Assets	$363,080,562	$455,948,461
Net Asset Value Per Share
Investor Class
Net Assets	$344,853,683	$437,103,301
Shares Outstanding	11,028,222	9,971,881
Net Asset Value, Offering and Redemption Price per Outstanding Share	$31.27	$43.83
Institutional Class
Net Assets	$18,226,879	$18,845,160
Shares Outstanding	574,096	418,731
Net Asset Value, Offering and Redemption Price per Outstanding Share	$31.75	$45.01
*Includes securities on loan of	$—	$28,687,902
Cost of investments	$177,884,645	$231,267,084
See Notes to Financial Statements.

Statements of Assets and Liabilities
at December 31, 2025 (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Assets:
Investments in securities, at value*	$545,635,870	$544,527,971
Cash	—	364
Dividends and interest receivable	1,858,789	1,534,288
Receivable for capital shares sold	288,954	189,828
Prepaid expenses	21,835	11,257
Receivable for securities lending income	1,575	4,629
Receivable for securities sold	—	3,883,607
Total Assets	547,807,023	550,151,944
Liabilities:
Payable upon return of securities on loan (See Note 1(k))	8,173,753	16,818,603
Payable for capital shares redeemed	3,357,554	264,048
Accrued expenses:
Advisory fee	323,990	301,758
Sub-transfer agent fees	94,230	50,058
Service and distribution plan fees	57,730	91,840
Printing fee payable	44,229	24,995
Custody and accounting fees payable	22,078	17,938
Transfer agent fees	17,736	11,603
Directors’ fees and expenses	755	—
Other	40,579	58,954
Total Liabilities	12,132,634	17,639,797
Commitments and contingent liabilities (See Note 5)
Net Assets	$535,674,389	$532,512,147
Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 75,000,000 shares, respectively)	$15,215	$37,043,476
Additional paid-in capital	316,801,358	278,873,902
Distributable Earnings/(Loss)	218,857,816	216,594,769
Net Assets	$535,674,389	$532,512,147
Net Asset Value Per Share
Investor Class
Net Assets	$260,572,633	$425,877,484
Shares Outstanding	7,408,214	29,624,872
Net Asset Value, Offering and Redemption Price per Outstanding Share	$35.17	$14.38
Institutional Class
Net Assets	$275,101,756	$106,634,663
Shares Outstanding	7,806,876	7,418,604
Net Asset Value, Offering and Redemption Price per Outstanding Share	$35.24	$14.37
*Includes securities on loan of	$13,615,399	$21,387,868
Cost of investments	$376,703,317	$337,531,032
See Notes to Financial Statements.

Statements of Operations

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $0 and $124,147, respectively)	$6,258,450	$15,907,504
Securities lending income (Net)	58,392	25,433
Total Income	6,316,842	15,932,937
Expenses:
Advisory fees	5,772,259	12,267,698
Service and distribution plan fees	886,263	1,227,919
Sub-transfer agent fees	855,851	1,832,268
Auditing and legal fees	172,267	391,657
Transfer agent fees	151,500	359,845
Registration and filing fees	104,997	246,393
Custody and accounting fees	104,778	187,359
Directors’ fees and expenses	89,989	232,109
Printing and postage fees	78,076	185,843
Compliance and tax service fees	34,949	72,902
Fund administration fees	33,405	33,405
Insurance fees	27,695	72,678
Other	48,247	66,129
Total Expenses Before Fees Waived (See Note 5)	8,360,276	17,176,205
Less: Fees Waived/Reimbursed by the Advisor	—	—
Net Expenses	8,360,276	17,176,205
Net Investment Income/(Loss)	(2,043,434)	(1,243,268)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	59,533,857	45,013,415
Foreign currency transactions	—	835
	59,533,857	45,014,250
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	(6,504,087)	(21,748,160)
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	53,029,770	23,266,090
Net Increase/(Decrease) in Net Assets from Operations	$50,986,336	$22,022,822
See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Select Growth Fund, Inc.	Value Line Larger Companies Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $9,761 and $0, respectively)	$4,994,800	$885,633
Securities lending income (Net)	297	36,664
Total Income	4,995,097	922,297
Expenses:
Advisory fees	3,027,936	3,012,473
Service and distribution plan fees	982,247	995,111
Sub-transfer agent fees	218,369	129,328
Auditing and legal fees	102,265	102,101
Transfer agent fees	87,711	83,954
Custody and accounting fees	75,182	76,805
Registration and filing fees	71,886	82,791
Directors’ fees and expenses	51,184	47,320
Fund administration fees	33,405	33,405
Compliance and tax service fees	25,710	25,186
Printing and postage fees	24,943	19,059
Insurance fees	15,918	13,700
Other	42,345	43,217
Total Expenses Before Fees Waived (See Note 5)	4,759,101	4,664,450
Less: Fees Waived/Reimbursed by the Advisor	(28,163)	(45,588)
Net Expenses	4,730,938	4,618,862
Net Investment Income/(Loss)	264,159	(3,696,565)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) From:
Investments in securities	37,076,831	43,716,495
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	(43,330,046)	60,055,245
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(6,253,215)	103,771,740
Net Increase/(Decrease) in Net Assets from Operations	$(5,989,056)	$100,075,175
See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Investment Income:
Interest	$11,386,351	$6,125,451
Dividends (net of foreign withholding tax of $12,854 and $10,799, respectively)	7,164,724	2,208,935
Securities lending income (Net)	29,666	46,413
Total Income	18,580,741	8,380,799
Expenses:
Advisory fees	5,180,207	3,143,973
Service and distribution plan fees	839,863	978,830
Sub-transfer agent fees	709,145	319,793
Auditing and legal fees	181,845	118,854
Transfer agent fees	136,932	107,755
Custody and accounting fees	127,997	106,270
Registration and filing fees	114,182	93,799
Directors’ fees and expenses	104,227	57,699
Printing and postage fees	55,797	28,951
Compliance and tax service fees	43,256	26,277
Fund administration fees	33,405	33,405
Insurance fees	33,258	17,523
Other	51,043	45,174
Recoupment (See Note 5)	—	4,324
Total Expenses Before Fees Waived (See Note 5)	7,611,157	5,082,627
Less: Fees Waived/Reimbursed by the Advisor	—	(47,304)
Net Expenses	7,611,157	5,035,323
Net Investment Income/(Loss)	10,969,584	3,345,476
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	93,217,424	38,855,265
Foreign currency transactions	431	—
	93,217,855	38,855,265
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	(117,546,034)	48,422,977
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(24,328,179)	87,278,242
Net Increase/(Decrease) in Net Assets from Operations	$(13,358,595)	$90,623,718
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Value Line Small Cap Opportunities Fund, Inc.		Value Line Mid Cap Focused Fund, Inc.
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$(2,043,434)	$(1,497,405)	$(1,243,268)	$3,833,994
Net realized gain/(loss) on investments	59,533,857	7,015,341	45,014,250	18,058,433
Change in net unrealized appreciation/(depreciation) on investments	(6,504,087)	75,347,654	(21,748,160)	75,328,430
Net increase/(decrease) in net assets from operations	50,986,336	80,865,590	22,022,822	97,220,857
Distributions to Shareholders from:
Investor Class	(21,606,809)	(327,637)	(9,249,983)	(5,183,716)
Institutional Class	(27,393,681)	(321,146)	(26,050,607)	(16,504,048)
	(49,000,490)	(648,783)	(35,300,590)	(21,687,764)
Share Transactions:
Proceeds from sale of shares
Investor Class	30,810,811	33,429,929	51,290,421	180,220,740
Institutional Class	201,389,789	178,438,467	451,602,026	802,124,218
Proceeds from reinvestment of distributions to shareholders
Investor Class	21,324,405	323,450	9,036,210	5,067,158
Institutional Class	25,584,448	311,969	24,382,547	15,083,052
Cost of shares redeemed
Investor Class	(55,966,737)	(41,711,128)	(153,255,050)	(110,036,937)
Institutional Class	(129,354,275)	(60,731,980)	(660,349,391)	(291,194,925)
Net increase/(decrease) in net assets from capital share transactions	93,788,441	110,060,707	(277,293,237)	601,263,306
Total increase/(decrease) in net assets	95,774,287	190,277,514	(290,571,005)	676,796,399
Net Assets:
Beginning of year	724,225,916	533,948,402	1,938,660,788	1,261,864,389
End of year	$820,000,203	$724,225,916	$1,648,089,783	$1,938,660,788
Capital Share Transactions:
Shares sold
Investor Class	517,998	575,978	1,484,067	5,221,824
Institutional Class	3,294,337	3,031,691	12,919,348	22,911,540
Shares issued to shareholders in reinvestment of distributions
Investor Class	357,732	5,389	267,264	146,534
Institutional Class	414,055	5,037	713,984	433,048
Shares redeemed
Investor Class	(932,124)	(728,802)	(4,411,536)	(3,156,512)
Institutional Class	(2,121,925)	(1,028,623)	(18,828,388)	(8,386,941)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Select Growth Fund, Inc.		Value Line Larger Companies Focused Fund, Inc.
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$264,159	$274,553	$(3,696,565)	$(2,953,094)
Net realized gain/(loss) on investments	37,076,831	39,213,079	43,716,495	17,320,858
Change in net unrealized appreciation/(depreciation) on investments	(43,330,046)	10,650,653	60,055,245	65,878,673
Net increase/(decrease) in net assets from operations	(5,989,056)	50,138,285	100,075,175	80,246,437
Distributions to Shareholders from:
Investor Class	(27,927,021)	(41,322,432)	(25,948,653)	(9,147,902)
Institutional Class	(1,572,222)	(1,898,338)	(1,051,345)	(201,183)
	(29,499,243)	(43,220,770)	(26,999,998)	(9,349,085)
Share Transactions:
Proceeds from sale of shares
Investor Class	4,443,382	4,869,456	44,245,718	27,158,976
Institutional Class	9,800,520	6,634,980	15,534,479	3,295,308
Proceeds from reinvestment of distributions to shareholders
Investor Class	26,932,154	40,041,408	25,011,018	8,870,293
Institutional Class	1,527,443	1,834,753	1,051,345	200,510
Cost of shares redeemed
Investor Class	(58,082,726)	(44,176,119)	(51,873,911)	(61,045,603)
Institutional Class	(9,527,294)	(10,180,833)	(8,590,700)	(5,980,133)
Net increase/(decrease) in net assets from capital share transactions	(24,906,521)	(976,355)	25,377,949	(27,500,649)
Total increase/(decrease) in net assets	(60,394,820)	5,941,160	98,453,126	43,396,703
Net Assets:
Beginning of year	423,475,382	417,534,222	357,495,335	314,098,632
End of year	$363,080,562	$423,475,382	$455,948,461	$357,495,335
Capital Share Transactions:
Shares sold
Investor Class	125,396	131,813	1,010,284	894,244
Institutional Class	269,311	173,294	345,366	95,819
Shares issued to shareholders in reinvestment of distributions
Investor Class	866,877	1,143,387	581,922	239,608
Institutional Class	48,429	51,654	23,829	5,297
Shares redeemed
Investor Class	(1,669,183)	(1,191,356)	(1,228,920)	(1,865,181)
Institutional Class	(267,753)	(264,212)	(197,552)	(187,662)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Asset Allocation Fund, Inc.		Value Line Capital Appreciation Fund, Inc.
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$10,969,584	$13,304,992	$3,345,476	$3,790,674
Net realized gain/(loss) on investments and foreign currency	93,217,855	57,232,243	38,855,265	32,437,181
Change in net unrealized appreciation/(depreciation) on investments	(117,546,034)	17,951,692	48,422,977	50,588,606
Net increase/(decrease) in net assets from operations	(13,358,595)	88,488,927	90,623,718	86,816,461
Distributions to Shareholders from:
Investor Class	(29,714,417)	(34,389,742)	(24,491,734)	(2,975,222)
Institutional Class	(35,562,766)	(51,237,719)	(6,507,532)	(892,162)
	(65,277,183)	(85,627,461)	(30,999,266)	(3,867,384)
Share Transactions:
Proceeds from sale of shares
Investor Class	13,614,737	24,316,188	35,687,103	19,226,168
Institutional Class	46,949,187	74,611,090	29,338,739	9,866,513
Proceeds from reinvestment of distributions to shareholders
Investor Class	28,977,131	33,233,765	23,132,239	2,768,898
Institutional Class	34,299,356	49,728,616	6,299,188	864,193
Cost of shares redeemed
Investor Class	(112,738,780)	(79,291,306)	(57,764,464)	(59,469,561)
Institutional Class	(296,585,843)	(153,928,303)	(27,694,308)	(36,085,170)
Net increase/(decrease) in net assets from capital share transactions	(285,484,212)	(51,329,950)	8,998,497	(62,828,959)
Total increase/(decrease) in net assets	(364,119,990)	(48,468,484)	68,622,949	20,120,118
Net Assets:
Beginning of year	899,794,379	948,262,863	463,889,198	443,769,080
End of year	$535,674,389	$899,794,379	$532,512,147	$463,889,198
Capital Share Transactions:
Shares sold
Investor Class	333,135	569,921	2,520,476	1,660,941
Institutional Class	1,143,391	1,721,610	2,057,215	856,283
Shares issued to shareholders in reinvestment of distributions
Investor Class	824,620	812,760	1,642,905	216,659
Institutional Class	974,413	1,213,781	447,704	67,621
Shares redeemed
Investor Class	(2,802,439)	(1,847,061)	(4,375,708)	(5,188,420)
Institutional Class	(7,424,071)	(3,567,997)	(1,982,746)	(3,135,323)
See Notes to Financial Statements.

Value Line Small Cap Opportunities Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Small Cap Opportunities Fund, Inc. Investor Class
	Year Ended December 31,			Period Ended December 31,	Year Ended March 31,
	2025	2024	2023	2022*	2022	2021

Net asset value, beginning of year	$59.36	$52.01	$42.99	$48.36	$53.12	$34.69
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.24)	(0.20)	(0.14)	(0.03)	(0.28)	(0.22)
Net gains/(losses) on securities (both realized and unrealized)	4.03	7.60	9.59	(4.15)	(1.21)	22.68
Total from investment operations	3.79	7.40	9.45	(4.18)	(1.49)	22.46
Less distributions:
Distributions from net realized gains	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Total distributions	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Net asset value, end of year	$59.35	$59.36	$52.01	$42.99	$48.36	$53.12
Total return	6.35%	14.24%	22.00%	(8.73)%(2)	(3.34)%	65.92%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$354,956	$358,369	$321,658	$275,060	$328,455	$386,766
Ratio of expenses to average net assets	1.21%	1.18%	1.18%	1.18%(3)	1.16%	1.18%
Ratio of net investment income/(loss) to average net assets	(0.40)%	(0.34)%	(0.30)%	(0.09)%(3)	(0.52)%	(0.48)%
Portfolio turnover rate	16%	8%	11%	4%(2)	3%	4%

	Value Line Small Cap Opportunities Fund, Inc. Institutional Class
	Year Ended December 31,			Period Ended December 31,	Year Ended March 31,
	2025	2024	2023	2022*	2022	2021

Net asset value, beginning of year	$61.25	$53.54	$44.14	$49.52	$54.19	$35.25
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.09)	(0.06)	(0.01)	0.05	(0.14)	(0.10)
Net gains/(losses) on securities (both realized and unrealized)	4.16	7.82	9.84	(4.24)	(1.26)	23.07
Total from investment operations	4.07	7.76	9.83	(4.19)	(1.40)	22.97
Less distributions:
Distributions from net realized gains	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Total distributions	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Net asset value, end of year	$61.52	$61.25	$53.54	$44.14	$49.52	$54.19
Total return	6.61%	14.50%	22.29%	(8.54)%(2)	(3.10)%	66.33%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$465,045	$365,857	$212,291	$93,453	$126,593	$119,237
Ratio of gross expenses to average net assets	0.97%	0.97%	0.98%	0.99%(3)	0.95%	0.96%
Ratio of net expenses to average net assets	0.97%	0.96%	0.93%	0.93%(3)	0.91%	0.93%
Ratio of net investment income/(loss) to average net assets	(0.15)%	(0.10)%	(0.01)%	0.15%(3)	(0.25)%	(0.21)%
Portfolio turnover rate	16%	8%	11%	4%(2)	3%	4%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Mid Cap Focused Fund, Inc. Investor Class
	Years Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$34.36	$32.24	$26.41	$31.24	$28.29
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.09)	0.02	0.04	0.03	0.10 (2)
Net gains/(losses) on securities (both realized and unrealized)	0.36	2.44	5.80	(2.96)	5.42
Total from investment operations	0.27	2.46	5.84	(2.93)	5.52
Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.03)	—
Distributions from net realized gains	(0.73)	(0.32)	—	(1.87)	(2.57)
Total distributions	(0.73)	(0.34)	(0.01)	(1.90)	(2.57)
Net asset value, end of year	$33.90	$34.36	$32.24	$26.41	$31.24
Total return	0.80%	7.62%	22.11%	(9.56)%	19.88%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$431,077	$528,378	$424,471	$274,371	$318,184
Ratio of expenses to average net assets	1.09%	1.08%	1.08%	1.07%	1.07%
Ratio of net investment income/(loss) to average net assets	(0.25)%	0.06%	0.12%	0.10%	0.33%(2)
Portfolio turnover rate	10%	5%	1%	13%	0%(3)

	Value Line Mid Cap Focused Fund, Inc. Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$34.62	$32.48	$26.60	$31.46	$28.39
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.00)(4)	0.11	0.12	0.10	0.19 (2)
Net gains/(losses) on securities (both realized and unrealized)	0.35	2.45	5.83	(2.98)	5.45
Total from investment operations	0.35	2.56	5.95	(2.88)	5.64
Less distributions:
Dividends from net investment income	—	(0.10)	(0.07)	(0.11)	—
Distributions from net realized gains	(0.73)	(0.32)	—	(1.87)	(2.57)
Total distributions	(0.73)	(0.42)	(0.07)	(1.98)	(2.57)
Net asset value, end of year	$34.24	$34.62	$32.48	$26.60	$31.46
Total return	1.02%	7.87%	22.38%	(9.35)%	20.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,217,013	$1,410,282	$837,394	$253,758	$177,272
Ratio of gross expenses to average net assets	0.85%	0.87%	0.87%	0.86%	0.86%
Ratio of net expenses to average net assets	0.85%	0.87%	0.87%	0.82%	0.82%
Ratio of net investment income/(loss) to average net assets	— %(5)	0.31%	0.40%	0.35%	0.63%(2)
Portfolio turnover rate	10%	5%	1%	13%	0%(3)

(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)
Includes income resulting from special dividends. For the year ended December 31, 2021, without these dividends, the per share value for the
Investor Class and Institutional Class would have been $(0.18) and $(0.09), respectively, and the ratio for the Investor Class and Institutional
Class would have been (0.59)% and (0.30)%, respectively.

(3)	Amount is less than 0.50%.
(4)	Amount is less than $.005.
(5)	Amount rounds to less than 0.005%
See Notes to Financial Statements.

Value Line Select Growth Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Select Growth Fund, Inc. Investor Class
	Years Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$34.61	$34.25	$28.74	$40.46	$37.49
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.02	0.02	0.01	(0.12)	(0.25)
Net gains/(losses) on securities (both realized and unrealized)	(0.68)	4.20	8.92	(8.11)	9.08
Total from investment operations	(0.66)	4.22	8.93	(8.23)	8.83
Less distributions:
Dividends from net investment income	(0.02)	(0.03)	—	—	—
Distributions from net realized gains	(2.66)	(3.83)	(3.42)	(3.49)	(5.86)
Total distributions	(2.68)	(3.86)	(3.42)	(3.49)	(5.86)
Net asset value, end of year	$31.27	$34.61	$34.25	$28.74	$40.46
Total return	(1.84)%	12.20%	31.11%	(20.67)%	24.16%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$344,854	$405,077	$397,990	$331,514	$486,661
Ratio of expenses to average net assets	1.16%	1.14%	1.16%	1.13%	1.13%
Ratio of net investment income/(loss) to average net assets	0.05%	0.05%	0.03%	(0.37)%	(0.62)%
Portfolio turnover rate	8%	8%	14%	6%	3%

	Value Line Select Growth Fund, Inc. Institutional Class
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$35.10	$34.69	$29.01	$40.69	$37.58
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.12	0.11	0.12	(0.04)	(0.15)
Net gains/(losses) on securities (both realized and unrealized)	(0.70)	4.26	8.98	(8.15)	9.12
Total from investment operations	(0.58)	4.37	9.10	(8.19)	8.97
Less distributions:
Dividends from net investment income	(0.11)	(0.13)	—	—	—
Distributions from net realized gains	(2.66)	(3.83)	(3.42)	(3.49)	(5.86)
Total distributions	(2.77)	(3.96)	(3.42)	(3.49)	(5.86)
Net asset value, end of year	$31.75	$35.10	$34.69	$29.01	$40.69
Total return	(1.60)%	12.49%	31.41%	(20.45)%	24.47%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$18,227	$18,398	$19,544	$10,801	$15,739
Ratio of gross expenses to average net assets	1.05%	1.03%	1.10%	1.11%	1.04%
Ratio of net expenses to average net assets	0.91%	0.89%	0.91%	0.88%	0.88%
Ratio of net investment income/(loss) to average net assets	0.32%	0.30%	0.36%	(0.12)%	(0.37)%
Portfolio turnover rate	8%	8%	14%	6%	3%

(1)	Per share amounts are calculated based on average shares outstanding during the year.
See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Larger Companies Focused Fund, Inc. Investor Class
	Years Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$36.25	$29.41	$18.49	$34.36	$38.35
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.38)	(0.28)	(0.15)	(0.08)	(0.35)
Net gains/(losses) on securities (both realized and unrealized)	10.69	8.09	11.07	(13.17)	1.29
Total from investment operations	10.31	7.81	10.92	(13.25)	0.94
Less distributions:
Distributions from net realized gains	(2.73)	(0.97)	—	(2.62)	(4.93)
Total distributions	(2.73)	(0.97)	—	(2.62)	(4.93)
Net asset value, end of year	$43.83	$36.25	$29.41	$18.49	$34.36
Total return	28.58%	26.49%	59.06%	(38.99)%	2.89%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$437,103	$348,335	$304,094	$200,602	$367,681
Ratio of gross expenses to average net assets	1.13%	1.14%	1.16%	1.14%	1.14%
Ratio of net expenses to average net assets	1.13%	1.14%	1.15%	1.14%	1.14%
Ratio of net investment income/(loss) to average net assets	(0.91)%	(0.85)%	(0.61)%	(0.30)%	(0.87)%
Portfolio turnover rate	38%	23%	29%	58%	27%

	Value Line Larger Companies Focused Fund, Inc. Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$37.07	$29.99	$18.80	$34.79	$38.68
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.29)	(0.20)	(0.09)	(0.02)	(0.26)
Net gains/(losses) on securities (both realized and unrealized)	10.96	8.25	11.28	(13.35)	1.30
Total from investment operations	10.67	8.05	11.19	(13.37)	1.04
Less distributions:
Distributions from net realized gains	(2.73)	(0.97)	—	(2.62)	(4.93)
Total distributions	(2.73)	(0.97)	—	(2.62)	(4.93)
Net asset value, end of year	$45.01	$37.07	$29.99	$18.80	$34.79
Total return	28.92%	26.78%	59.52%	(38.85)%	3.12%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$18,845	$9,160	$10,004	$4,080	$8,730
Ratio of gross expenses to average net assets	1.22%	1.19%	1.45%	1.25%	1.36%
Ratio of net expenses to average net assets	0.88%	0.89%	0.90%	0.89%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.66)%	(0.62)%	(0.38)%	(0.06)%	(0.63)%
Portfolio turnover rate	38%	23%	29%	58%	27%

(1)	Per share amounts are calculated based on average shares outstanding during the year.
See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Asset Allocation Fund, Inc. Investor Class
	Year Ended December 31,			Period Ended December 31,	Year Ended March 31,
	2025	2024	2023	2022*	2022	2021

Net asset value, beginning of year	$40.54	$40.72	$36.87	$42.79	$43.14	$34.72
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.49	0.54	0.42	0.13	0.03	0.00 (2)
Net gains/(losses) on securities (both realized and unrealized)	(1.56)	3.40	7.46	(3.84)	2.59	8.65
Total from investment operations	(1.07)	3.94	7.88	(3.71)	2.62	8.65
Less distributions:
Dividends from net investment income	(0.70)	(0.64)	(0.44)	(0.33)	(0.01)	(0.01)
Distributions from net realized gains	(3.60)	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)
Total distributions	(4.30)	(4.12)	(4.03)	(2.21)	(2.97)	(0.23)
Net asset value, end of year	$35.17	$40.54	$40.72	$36.87	$42.79	$43.14
Total return	(2.63)%	9.57%	21.39%	(8.81)%(3)	5.70%	24.93%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$260,573	$367,042	$387,504	$372,165	$499,220	$621,482
Ratio of gross expenses to average net assets	1.10%	1.06%	1.06%	1.04%(4)	1.02%	1.03%
Ratio of net investment income/(loss) to average net assets	1.20%	1.26%	1.06%	0.45%(4)	0.07%	0.01%
Portfolio turnover rate	14%	21%	29%	37%(3)	14%	19%

	Value Line Asset Allocation Fund, Inc. Institutional Class
	Year Ended December 31,			Period Ended December 31,	Year Ended March 31,
	2025	2024	2023	2022*	2022	2021

Net asset value, beginning of year	$40.63	$40.80	$36.93	$42.89	$43.24	$34.82
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.60	0.65	0.51	0.20	0.15	0.11
Net gains/(losses) on securities (both realized and unrealized)	(1.57)	3.41	7.49	(3.85)	2.61	8.68
Total from investment operations	(0.97)	4.06	8.00	(3.65)	2.76	8.79
Less distributions:
Dividends from net investment income	(0.82)	(0.75)	(0.54)	(0.43)	(0.15)	(0.15)
Distributions from net realized gains	(3.60)	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)
Total distributions	(4.42)	(4.23)	(4.13)	(2.31)	(3.11)	(0.37)
Net asset value, end of year	$35.24	$40.63	$40.80	$36.93	$42.89	$43.24
Total return	(2.38)%	9.85%	21.68%	(8.65)%(3)	5.98%	25.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$275,102	$532,752	$560,759	$575,324	$920,487	$1,165,569
Ratio of gross expenses to average net assets	0.83%	0.82%	0.82%	0.81%(4)	0.77%	0.78%
Ratio of net expenses to average net assets	0.83%	0.82%	0.82%	0.80%(4)	0.77%	0.78%
Ratio of net investment income/(loss) to average net assets	1.46%	1.50%	1.28%	0.68%(4)	0.32%	0.26%
Portfolio turnover rate	14%	21%	29%	37%(3)	14%	19%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Capital Appreciation Fund, Inc. Investor Class
	Years Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$12.63	$10.50	$7.87	$12.39	$12.90
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.09	0.09	0.08	0.04	(0.05)
Net gains/(losses) on securities (both realized and unrealized)	2.53	2.14	2.63	(3.69)	0.88
Total from investment operations	2.62	2.23	2.71	(3.65)	0.83
Less distributions:
Dividends from net investment income	(0.10)	(0.10)	(0.08)	(0.05)	(0.00)(2)
Distributions from net realized gains	(0.77)	—	—	(0.82)	(1.34)
Total distributions	(0.87)	(0.10)	(0.08)	(0.87)	(1.34)
Net asset value, end of year	$14.38	$12.63	$10.50	$7.87	$12.39
Total return	20.87%	21.23%	34.44%	(29.83)%	6.79%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$425,877	$376,812	$348,142	$277,895	$508,549
Ratio of gross expenses to average net assets	1.08%	1.08%	1.10%	1.07%	1.05%
Ratio of net expenses to average net assets	1.08%	1.08%	1.10%	1.07%	1.05%
Ratio of net investment income/(loss) to average net assets	0.63%	0.79%	0.81%	0.39%	(0.35)%
Portfolio turnover rate	43%	36%	52%	56%	39%

	Value Line Capital Appreciation Fund, Inc. Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$12.63	$10.50	$7.86	$12.39	$12.90
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.12	0.12	0.10	0.06	(0.01)
Net gains/(losses) on securities (both realized and unrealized)	2.52	2.14	2.64	(3.70)	0.88
Total from investment operations	2.64	2.26	2.74	(3.64)	0.87
Less distributions:
Dividends from net investment income	(0.13)	(0.13)	(0.10)	(0.07)	(0.04)
Distributions from net realized gains	(0.77)	—	—	(0.82)	(1.34)
Total distributions	(0.90)	(0.13)	(0.10)	(0.89)	(1.38)
Net asset value, end of year	$14.37	$12.63	$10.50	$7.86	$12.39
Total return	21.07%	21.50%	34.91%	(29.74)%	7.13%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$106,635	$87,077	$95,627	$80,814	$184,329
Ratio of gross expenses to average net assets	0.87%	0.88%	0.89%	0.86%	0.86%
Ratio of net expenses to average net assets	0.83%	0.83%	0.85%	0.82%	0.80%
Ratio of net investment income/(loss) to average net assets	0.88%	1.04%	1.06%	0.64%	(0.10)%
Portfolio turnover rate	43%	36%	52%	56%	39%

(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)	Amount is less than $0.01 per share.
See Notes to Financial Statements.

Notes to Financial Statements
December 31, 2025

1. Significant Accounting Policies
Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. (individually a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds each offer two classes of shares: Investor Class shares and Institutional Class shares. Investor Class shares are available to any investor who meets the Fund’s minimum purchase requirement. Institutional Class shares are designed for investors who meet certain administrative, service and account size criteria. The Value Line Family of Funds (the “Value Line Funds”) is a family of mutual funds that consists of a variety of equity and hybrid funds. The investment objective of each Fund is listed below.
Fund	Investment Goal
Value Line Small Cap Opportunities Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Mid Cap Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Select Growth Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Larger Companies Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Asset Allocation Fund, Inc.	The Fund seeks high total investment return.
Value Line Capital Appreciation Fund, Inc.	The Fund seeks capital appreciation and income.
Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
(A) Security Valuation:  In accordance with Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") has designated EULAV Asset Management (the "Adviser") as its valuation designee (the "Valuation Designee").  As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the "Pricing Procedures") approved by the Board.  The Adviser's day-to-day responsibilities as Valuation Designee are performed by a pricing committee established by the Adviser (the "Committee").
Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value (“NAV”) is being determined. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates fair value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 P.M. Eastern Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing the funds' total net assets by the funds' total number of shares outstanding at the time of calculation.
Bonds and other fixed income securities are calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Bonds and fixed income securities are valued at the evaluated bid on the date as of which the NAV is being determined.
The Committee monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Committee determines that a valuation method may no longer be appropriate, another valuation method may be selected. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Committee. In addition, the Funds may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.
(B) Fair Value Measurements: The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Notes to Financial Statements (continued)

•
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 — Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
(C) Federal Income Taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.
As of December 31, 2025, and for all open tax years, management has analyzed the Funds’ tax positions taken on federal and state income tax returns, and has concluded that no provision for federal or state income tax is required in the Funds' financial statements. The Funds' federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and the state departments of revenue.
The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”) during the year ended December 31, 2025. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management has determined the adoption of the amendments will not have a material impact on its financial statements.
(D) Security Transactions and Income:  Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are calculated using the identified cost method. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.
The Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. may purchase mortgage pass-through securities on a to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. These Funds may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is an adverse market reaction, expenses or delays in connection with TBA transactions, or if the counterparty fails to complete the transaction.
(E) Fund Distributions: Income dividends and capital gains distributions are automatically reinvested in additional shares of each Fund unless the shareholder has requested otherwise. Income earned by the Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Funds distribute all of their net investment income annually. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary, to comply with the Internal Revenue Code.
(F) Class Allocations: All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated between the share classes based on respective net assets.

December 31, 2025

Class Specific Expenses:
	Investor Class	Institutional Class	Total
Value Line Small Cap Opportunities Fund, Inc.
Transfer agent fees	$33,417	$118,083	$151,500
Sub-transfer agent fees	409,471	446,380	855,851
Registration and filing fees	39,485	50,772	90,257
Other	22,292	25,955	48,247

	Investor Class	Institutional Class	Total
Value Line Mid Cap Focused Fund, Inc.
Transfer agent fees	$92,821	$267,024	$359,845
Sub-transfer agent fees	434,777	1,397,491	1,832,268
Registration and filing fees	61,639	147,187	208,826
Other	17,968	48,161	66,129

	Investor Class	Institutional Class	Total
Value Line Select Growth Fund, Inc.
Transfer agent fees	$86,622	$1,089	$87,711
Sub-transfer agent fees	205,285	13,084	218,369
Registration and filing fees	33,057	29,729	62,786
Other	38,182	4,163	42,345

	Investor Class	Institutional Class	Total
Value Line Larger Companies Focused Fund, Inc.
Transfer agent fees	$81,464	$2,490	$83,954
Sub-transfer agent fees	119,769	9,559	129,328
Registration and filing fees	35,606	39,292	74,898
Other	39,783	3,434	43,217

	Investor Class	Institutional Class	Total
Value Line Asset Allocation Fund, Inc.
Transfer agent fees	$44,617	$92,315	$136,932
Sub-transfer agent fees	346,448	362,697	709,145
Registration and filing fees	33,332	61,814	95,146
Other	21,614	29,429	51,043

	Investor Class	Institutional Class	Total
Value Line Capital Appreciation Fund, Inc.
Transfer agent fees	$79,589	$28,166	$107,755
Sub-transfer agent fees	255,504	64,289	319,793
Registration and filing fees	44,737	39,267	84,004
Other	34,977	10,197	45,174

Notes to Financial Statements (continued)

(G) Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange at the valuation date. The Funds do not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.
Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Funds, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and change in net unrealized appreciation/(depreciation) on investments.
(H) Representations and Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.
(I) Accounting for Real Estate Investment Trusts: The Funds may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.
(J) Foreign Taxes:  The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
(K) Securities Lending:  Under an agreement with State Street Bank & Trust Company (“State Street”), the Funds can lend their securities to brokers, dealers and other financial institutions approved by the Board. The Funds or the borrower may terminate the loan at any time. By lending their investment securities, the Funds attempt to increase their net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Funds have the right to use the collateral to offset the losses incurred. The lending fees received and the Funds’ portion of the interest income earned on the cash collateral are included in “Securities lending income (Net)” in the Statements of Operations.
Upon entering into a securities lending transaction, the Funds receive cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements and/or State Street Navigator Securities Lending Government Money Market Portfolio. When the Funds invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio, a portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Funds. Investments made with the cash collateral are disclosed in the Schedules of Investments.
As of December 31, 2025, certain Funds loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:
Fund	Value of Securities Loaned	Value of Collateral*
Value Line Small Cap Opportunities Fund, Inc.	$62,311,467	$64,451,966
Value Line Mid Cap Focused Fund, Inc.	20,065,934	20,808,518
Value Line Larger Companies Focused Fund, Inc.	28,687,902	29,590,648

December 31, 2025

Fund	Value of Securities Loaned	Value of Collateral*
Value Line Asset Allocation Fund, Inc.	$13,615,399	$13,918,638
Value Line Capital Appreciation Fund, Inc.	21,387,868	21,852,748

*
Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Larger Companies Focused
Fund, Inc., Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. received cash collateral of
 $ 12,341,178, $ 20,808,518, $ 14,294,889, $ 8,173,753 and $ 16,818,603 respectively, which was subsequently invested in the
State Street Navigator Securities Lending Government Money Market Portfolio as reported in the Schedule of Investments. In addition, Value Line Small Cap Opportunities Fund, Inc. received non cash-collateral of $ 52,780,993 in the form of
U.S. Government obligations, ranging from 0.01% — 6.13%, maturing 1/15/2026 — 8/15/2055, Value Line Larger Companies
Focused Fund, Inc. received non cash-collateral of $ 15,295,759 in the form of U.S. Government obligations, ranging from 0.01%
— 6.13%, maturing 2/28/2026 — 2/15/2055, Value Line Asset Allocation Fund, Inc. received non cash-collateral of $ 5,744,885, ranging from 0.13% — 6.13%, maturing 1/15/2026 — 2/15/2055 and Value Line Capital Appreciation Fund, Inc. received non cash-collateral of $ 5,034,145 in the form of U.S. Government obligations, ranging 0.13% — 6.13%, maturing 1/15/2026 —
2/15/2055. The Funds cannot sell or repledge the non-cash collateral which accordingly is not reflected in the Schedule of
Investments. The value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

(L) Other Risks: The value of the Funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the Funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the Funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
(M) Subsequent Events:  Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in the financial statements.
2. Investment Risks
Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.
3. Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2025, were as follows:
Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Small Cap Opportunities Fund, Inc.	$143,808,840	$122,012,511	$—	$—
Value Line Mid Cap Focused Fund, Inc.	189,532,701	493,716,510	—	—
Value Line Select Growth Fund, Inc.	30,430,033	85,935,606	—	—
Value Line Larger Companies Focused Fund, Inc.	157,643,894	162,845,054	—	—
Value Line Asset Allocation Fund, Inc.	51,017,300	302,930,137	56,521,881	109,047,179
Value Line Capital Appreciation Fund, Inc.	149,009,496	178,890,414	50,871,752	30,717,177

Notes to Financial Statements (continued)

4. Income Taxes
At December 31, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were:
Fund	Cost of Investments for Tax Basis Purposes	Gross Tax Basis Unrealized Appreciation	Gross Tax Basis Unrealized Depreciation	Net Tax Basis Unrealized Appreciation/ (Depreciation) on Investments
Value Line Small Cap Opportunities Fund, Inc.	$520,069,416	$331,545,384	$(18,795,307)	$312,750,077
Value Line Mid Cap Focused Fund, Inc.	1,293,182,364	445,199,102	(65,538,509)	379,660,593
Value Line Select Growth Fund, Inc.	177,884,815	187,492,402	(1,651,268)	185,841,134
Value Line Larger Companies Focused Fund, Inc.	232,474,012	252,114,051	(13,848,435)	238,265,616
Value Line Asset Allocation Fund, Inc.	377,095,991	177,164,995	(8,625,116)	168,539,879
Value Line Capital Appreciation Fund, Inc.	341,811,032	216,547,727	(13,830,788)	202,716,939
Net unrealized appreciation/depreciation differs for financial statements and tax purposes primarily due to wash sales, return of capital distribution received, and market premium amortization.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals	Distributable Earnings (Loss)
Value Line Small Cap Opportunities Fund, Inc.	$—	$10,914,999	$—	$312,750,077	$—	$—	$323,665,076
Value Line Mid Cap Focused Fund, Inc.	—	11,061,716	—	379,660,593	—	—	390,722,309
Value Line Select Growth Fund, Inc.	—	17,885,341	—	185,841,134	—	—	203,726,475
Value Line Larger Companies Focused Fund, Inc.	144,883	15,471,627	—	238,265,616	—	—	253,882,126
Value Line Asset Allocation Fund, Inc.	—	50,317,937	—	168,539,879	—	—	218,857,816
Value Line Capital Appreciation Fund, Inc.	3,820,086	10,057,744	—	202,716,939	—	—	216,594,769
At December 31, 2025, none of the funds had a capital loss carry forward.
In accordance with federal tax laws applicable to investment companies, all or a portion of losses resulting from capital loss or net specified losses realized between November 1 and the Funds' fiscal year-end are not recognized for tax purposes until the subsequent year (late-year loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized. As of December 31, 2025, the Funds did not have any such losses.
A reclassification has been made on the Statements of Assets and Liabilities to increase/(decrease) total distributable earnings/(loss) and additional paid-in capital for the Funds as follows:
	Total Distributable Earnings/(Loss)
Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gains/(Losses)	Additional Paid-In Capital
Value Line Small Cap Opportunities Fund, Inc.	$2,043,886	$(452)	$(2,043,434)
Value Line Mid Cap Focused Fund, Inc.	753,705	488,728	(1,242,433)
Value Line Select Growth Fund, Inc.	11,907	(11,907)	—
Value Line Larger Companies Focused Fund, Inc.	3,696,565	(3,696,565)	—
Value Line Asset Allocation Fund, Inc.	323,989	(323,989)	—
Value Line Capital Appreciation Fund, Inc.	229,599	(229,599)	—

December 31, 2025

These reclassifications were primarily due to net operating losses. Net assets were not affected by these reclassifications.
The tax composition of distributions paid to shareholders during fiscal years ended December 31, 2025 and December 31, 2024 were as follows:
	Year Ended December 31, 2025 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$49,000,490	$—	$49,000,490
Value Line Mid Cap Focused Fund, Inc.	491,382	34,809,208	—	35,300,590
Value Line Select Growth Fund, Inc.	275,081	29,224,162	—	29,499,243
Value Line Larger Companies Focused Fund, Inc.	—	26,999,998	—	26,999,998
Value Line Asset Allocation Fund, Inc.	11,419,107	53,858,076	—	65,277,183
Value Line Capital Appreciation Fund, Inc.	7,411,113	23,588,153	—	30,999,266

	Year Ended December 31, 2024 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$648,783	$—	$648,783
Value Line Mid Cap Focused Fund, Inc.	4,094,514	17,593,250	—	21,687,764
Value Line Select Growth Fund, Inc.	435,871	42,784,899	—	43,220,770
Value Line Larger Companies Focused Fund, Inc.	—	9,349,085	—	9,349,085
Value Line Asset Allocation Fund, Inc.	14,385,904	71,241,557	—	85,627,461
Value Line Capital Appreciation Fund, Inc.	3,867,384	—	—	3,867,384
5. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates
For providing advisory services to the Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. and managing each Fund’s investments for the year ended December 31, 2025, the Adviser was paid a fee at an annual rate of 0.75%, 0.65%, 0.73%, 0.73%, 0.64% and 0.65%, respectively, of each Fund’s average daily net assets. The investment advisory agreement between each Fund and the Adviser provides for a combined fee for both advisory services and Administrative Services (as defined in the investment advisory agreement) at an annual rate, based on each Fund’s average daily net assets, equal to 0.75% for Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc. and Value Line Small Cap Opportunities Fund and 0.70% on the first $100 million of average daily net assets, and 0.65% on the remaining net assets for Value Line Mid Cap Focused Fund, Inc. and Value Line Capital Appreciation Fund, Inc. and 0.65% on the first $750 million of average daily net assets, and 0.60% on the net assets over $750 million for Value Line Asset Allocation Fund, Inc. (the “Combined Rate”). The advisory fee component paid by each Fund to the Adviser for each period is calculated by subtracting the amount paid by each Fund for Administrative Services with respect to the same period from the respective Combined Rate. The Adviser provides (or arranges for the provision of) such Administrative Services pursuant to a separate administration agreement with the Funds.
From January 1, 2025 through April 30, 2025, for the Value Line Larger Companies Focused Fund, the Adviser had contractually agreed to waive  certain Fund-wide fees and assumed certain Fund-wide expenses to the extent necessary to limit such expenses (excluding brokerage commissions, interest, taxes, and certain non-routine Fund-wide expenses) to 0.90% of the average daily net assets for the Institutional Class and 1.15% of the average daily net assets for the Investor Class (the "Fund-Level Expense Limitation").

Notes to Financial Statements (continued)

For Value Line Asset Allocation Fund, Inc., the Adviser contractually agreed to waive and not recoup a portion of its annual advisory fee rate by 0.05% with respect to the portion of the Fund’s average daily net assets that exceed $750 million. This contractual waiver creates a breakpoint in the advisory fee.
The Funds have a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the 1940 Act, which compensates EULAV Securities, LLC (the “Distributor”) for advertising, marketing and distributing the Funds’ shares and for servicing the Funds’ shareholders at an annual rate of 0.25% of the Funds’ average daily net assets attributable to Investor Class shares. Institutional Class shares do not pay Rule 12b-1 distribution and service fees, and are not subject to the Plan.
The Funds have a Sub-Transfer Agent Plan (the “sub TA plan”) which compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares of such class in omnibus accounts maintained by the financial intermediaries with the Funds. The sub-transfer agency fee, which the Fund may pay directly to the financial intermediary or indirectly via the Distributor, will not exceed (unless approved by the Board) the lower of: (i) the aggregate amount of additional transfer agency fees and expenses that the Funds would otherwise pay to the transfer agent if each subaccount in the omnibus account for such class of shares maintained by the financial intermediary with the Funds were a direct account with the Funds or (ii) the amount by which the fees charged by the financial intermediary for including the Funds on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Funds’ Plan with respect to each Fund’s assets attributable to shares held by the financial intermediary in the omnibus account. If the sub-transfer agency fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary.
The Adviser agreed to pay or reimburse certain class-specific expenses of the Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., and Value Line Capital Appreciation Fund, Inc. attributable to the Institutional Class, so that the Institutional Class bears its class-specific fees and expenses at the same annual percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding the 12b-1 fees paid by the Investor Class and certain non-routine class-specific expenses, if applicable) (the “Class Expense Limitation”, together with the Fund-level Expense Limitations (attributable to the Value Line Larger Companies Focused Fund), the “Expense Limitations”). The Adviser may subsequently recover from the Fund contractually reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that such class’ expense ratio is less than the applicable Expense Limitation or, if lower, the Expense Limitation in effect when the waiver or reimbursement occurred. The Class Expense Limitation can be terminated or modified only with the agreement of the Board of Directors.
As of December 31, 2025, fees contractually waived/reimbursed by the Adviser amounted to $28,163, $45,588 and $47,304 for the Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc. and Value Line Capital Appreciation Fund, respectively. As of December 31, 2025, the Adviser and Distributor may seek reimbursement of the remaining waived fees and reimbursed expenses as follows:
Fund	Expiration for the 12 months ended	Fees Waived and Reimbursed by the Adviser	Fees Waived and Reimbursed by the Distributor
Value Line Select Growth Fund, Inc.	December 31,2026	$28,799	$—
Value Line Select Growth Fund, Inc.	December 31,2027	29,672	—
Value Line Select Growth Fund, Inc.	December 31,2028	28,163	—
Value Line Larger Companies Focused Fund, Inc.	December 31,2026	33,805	—
Value Line Larger Companies Focused Fund, Inc.	December 31,2027	25,375	—
Value Line Larger Companies Focused Fund, Inc.	December 31,2028	45,588	—
Value Line Capital Appreciation Fund, Inc.	December 31,2026	41,652	—
Value Line Capital Appreciation Fund, Inc.	December 31,2027	44,608	—
Value Line Capital Appreciation Fund, Inc.	December 31,2028	47,304	—
 During the year ended December 31, 2025, the Advisor recouped previously waived and reimbursed fees from Value Line Capital Appreciation Fund, Inc. in amount of $4,324.
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds' financial statements.

December 31, 2025

6. Segment Reporting
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The President and Principal Financial Officer act as each Fund's chief operating decision maker (“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Value Line Small Cap Opportunities Fund, Inc.  (1)
Value Line Mid Cap Focused Fund, Inc. (2)
Value Line Select Growth Fund, Inc.   (2)
Value Line Asset Allocation Fund, Inc.   (1)
Value Line Capital Appreciation Fund, Inc.  (2)
Value Line Larger Companies Focused Fund, Inc. (2)
(1)
Statement of operations for the year ended December 31, 2025, statement of changes in net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for the years ended December 31, 2025, December 31, 2024 and December 31, 2023, the period April 1, 2022 through December 31, 2022 and for each of the two years in the period ended March 31, 2022
(2)
Statement of operations for the year ended December 31, 2025, statement of changes in net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
February 17, 2026
We have served as the auditor of one or more investment companies in the Value Line Funds since 1983.

Federal Tax Notice (unaudited)

Each Fund designates the following amounts distributed during the fiscal year ended December 31, 2025, if any, as capital gain dividends, dividends eligible for the corporate dividends received deduction and/or qualified dividend income:
Fund	% of Qualifying Dividend Income	% of Dividends Eligible for the Corporate Dividends Received Deduction	Long-Term Capital Gains
Value Line Small Cap Opportunities Fund, Inc.	0%	0%	$49,000,490
Value Line Mid Cap Focused Fund, Inc.	100	100	34,809,208
Value Line Select Growth Fund, Inc.	100	100	29,224,162
Value Line Larger Companies Focused Fund, Inc.	0	0	26,999,998
Value Line Asset Allocation Fund, Inc.	56	56	53,858,076
Value Line Capital Appreciation Fund, Inc.	39	40	23,588,153
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Regulatory filings of Forms N-PORT are available on the SEC's website at http://www.sec.gov.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30 is available through the Funds' website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

In 1950, Value Line started its first mutual fund. For seven decades, knowledgeable investors and financial advisors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what it is today - a diversified family of mutual funds with a wide range of investment objectives.
Strategies That Have Stood the Test of Time
1950Value Line Mid Cap Focused Fund
1952Value Line Capital Appreciation Fund
1956Value Line Select Growth Fund
1972Value Line Larger Companies Focused Fund
1993Value Line Small Cap Opportunities Fund
1993Value Line Asset Allocation Fund
2015Institutional shares launched for the Value Line
Larger Companies Focused Fund, Small Cap
Opportunities Fund, Asset Allocation Fund
and Capital Appreciation Fund
2017Insitutional shares launched for the
Value Line Mid Cap Focused Fund
2020Institutional shares launched for the
Value Line Select Growth Fund

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 1605 Main Street, Suite 912, Sarasota, Florida 34236 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

(b) Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7

Item 9. Proxy Disclosure for Open End Management Investment Companies.

Not Applicable

Item 10 Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included in Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

Included in item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 16. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls during the period covered by this report, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable

Item 19. Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE.

(b) (1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

Date:	February 26, 2026

By:	/s/ James Gallo
James Gallo, Treasurer, Principal Financial Officer

Date:	February 26, 2026